     As filed with the Securities and Exchange Commission on April 24, 2002
                                                                File No. 2-77283


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933         /X/

                       PRE-EFFECTIVE AMENDMENT NO. ___                   / /

                       POST-EFFECTIVE AMENDMENT NO. 29                   /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT of 1940                         /X/

                              AMENDMENT NO. 42                           /X/

                               ------------------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                               ------------------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               ------------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                               ------------------

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:
Michael Berenson                                     C. Ronald Rubley
Morgan, Lewis & Bockius LLP                          Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue                             1701 Market Street
Washington, DC 20004                                 Philadelphia, PA  19103


  It is proposed that this filing will become effective (check appropriate box)

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _x_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a) of Rule 485
     ___ on (date) pursuant to paragraph (a) of Rule 485

                              CROSS REFERENCE SHEET

===========================================================================================================
                                                                                  Location in Statement of
Form N-4 Item Number                        Location in Prospectuses              Additional Information
--------------------                        ------------------------              ----------------------
Item  1.     Cover Page                     Cover Page                            N/A

Item  2.     Definitions                    Glossary                              N/A

Item  3.     Synopsis                       Cover Page; Expenses                  N/A
             or Highlights

Item  4.     Condensed Financial            Condensed Financial                   N/A
             Information                    Information; Appendix A

Item  5.     General Description            The Penn Mutual Life                  N/A
             of Registrant, Depositor       Insurance Company;
             and Portfolio Companies        The Separate Account

Item  6.     Deductions                     The Contract - What Charges           N/A
             and Expenses                   Do I Pay?

Item  7.     General Description of         The Contracts                         N/A
             of Variable Annuity
             Contracts

Item  8.     Annuity Period Options         The Contract - What Types of          N/A
                                            Annuity Payments May I Choose?

Item  9.     Death Benefit                  The Contract - What are the           N/A
                                            the Death Benefits Under My
                                            Contract?

Item 10.     Purchases and                  The Contract - How Do I Purchase      N/A
             Contract Value                 a Contract?
                                            The Separate Account
                                            - Accumulation Units

Item 11.     Redemptions                    The Contract - May I Withdraw         N/A
                                            Any of My Money?

Item 12.     Taxes                          Federal Income Tax                    N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                   N/A

                              CROSS REFERENCE SHEET

                                                                                  Location in Statement of
Form N-4 Item Number                        Location in Prospectuses              Additional Information
--------------------                        ------------------------              ----------------------
Item 14.     Table of Contents of           Statement of Additional                N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                    Cover Page

Item 16.     Table of Contents              N/A                                    Cover Page

Item 17.     General Information            N/A                                    N/A
             and History

Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping Services;
                                                                                   Custodian; Independent Auditors

Item 19.     Purchase of Securities         The Contract - How Do I Purchase       Distribution of
             Being Offered and Expenses     A Contract?                            Contracts and
                                            The Contract - May I Transfer          Certificates
                                            Money Among Investment Options?
                                            The Contract - What Charges
                                            Do I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of Contracts
                                                                                   and Certificates

Item 21.     Calculation of                 N/A                                    Performance Data
             Performance Data

Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS --  MAY 1, 2002
INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS-- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------

This Prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

o allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing to The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                           MANAGER
        Money Market Fund                                         Independence Capital Management, Inc.
        Limited Maturity Bond Fund                                Independence Capital Management, Inc.
        Quality Bond Fund                                         Independence Capital Management, Inc.
        High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
        Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
        Growth Equity Fund                                        Independence Capital Management, Inc.
        Large Cap Value Fund                                      Putnam Investment Management, LLC
        Large Cap Growth Fund                                     Franklin Advisers, Inc.
        Index 500 Fund                                            Wells Capital Management Incorporated
        Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
        Mid Cap Value Fund                                        Neuberger Berman Management Inc.
        Strategic Value Fund                                      Lord, Abbett & Co.
        Emerging Growth Fund                                      RS Investment Management, Inc.
        Small Cap Value Fund                                      Royce & Associates, LLC
        International Equity Fund                                 Vontobel Asset Management, Inc.
        REIT Fund                                                 Heitman Real Estate Securities LLC
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        MANAGER
        Balanced Portfolio                                        Neuberger Berman Management Inc.
------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND            MANAGER
        Equity-Income Portfolio                                   Fidelity Management & Research Company
        Growth Portfolio                                          Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II         MANAGER
        Asset Manager Portfolio                                   Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.              MANAGER
        Emerging Markets Equity (International) Portfolio         Van Kampen
------------------------------------------------------------------------------------------------------------------

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The combination variable and fixed annuity contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 4%. The variable annuity contract allows you to transfer money to a companion fixed annuity contract.

------------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS

------------------------------------------------------------------------------------------------------------------
GLOSSARY ........................................................................................................5

------------------------------------------------------------------------------------------------------------------
EXPENSES ........................................................................................................6

------------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES....................................................................................8

------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.................................................................................10

------------------------------------------------------------------------------------------------------------------
THE PENN  MUTUAL LIFE INSURANCE COMPANY.........................................................................10

------------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT............................................................................................11
         Accumulation Units - Valuation.........................................................................11
         Voting Instructions....................................................................................11
         Investment Options in the Separate Account.............................................................11
                  Penn Series Funds, Inc........................................................................11
                  Neuberger Berman Advisers Management Trust....................................................13
                  Fidelity Investments' Variable Insurance Products Fund........................................13
                  Fidelity Investments' Variable Insurance Products Fund II.....................................13
                  Van Kampen's The Universal Institutional Funds, Inc...........................................14

------------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS.....................................................................................14

------------------------------------------------------------------------------------------------------------------
THE CONTRACTS...................................................................................................14
         How Do I Purchase a Contract?..........................................................................15
         What Types of Annuity Payments May I Choose?...........................................................15
                  Variable Annuity Payments.....................................................................16
                  Fixed Annuity Payments Under a Variable/Fixed Contract........................................16
                  Other Information.............................................................................16
         What Are the Death Benefits Under My Contract?.........................................................16
         May I Transfer Money Among Investment Options?.........................................................17
                  Variable/Fixed Contracts......................................................................17
                  Variable Contract.............................................................................17
                  Dollar Cost Averaging.........................................................................18
                  Automatic Rebalancing.........................................................................18
                  Additional Information........................................................................18
         May I Withdraw Any of My Money?........................................................................18
                  403(b) Withdrawals............................................................................19
         Deferment of Payments and Transfers....................................................................19
         What Charges Do I Pay?.................................................................................19
                  Administration Charges........................................................................19
                  Mortality and Expense Risk Charge.............................................................19
                  Contingent Deferred Sales Charge..............................................................20
                  Variable/Fixed Contract.......................................................................20
                  Variable Contract.............................................................................20
                  Other Information.............................................................................21
                  Premium Taxes.................................................................................21

------------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION.........................................................................................21

------------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS..............................................................22
         General Information....................................................................................22
         Loans Under Section 403(b) Contracts...................................................................22

------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...............................................................................23
         Withdrawals and Death Benefits.........................................................................23
         Annuity Payments.......................................................................................23
         Early Withdrawals......................................................................................23
         Transfers..............................................................................................24
         Separate Account Diversification.......................................................................24
         Qualified Plans........................................................................................24

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS............................................................................................25

------------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS....................................................................26

------------------------------------------------------------------------------------------------------------------
APPENDIX A......................................................................................................27

------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

         ACCUMULATION UNIT: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         ANNUITANT: The person during whose life annuity payments are made.

         ANNUITY DATE: The date on which annuity payments start.

         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

         ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this Prospectus.

         CONTRACT OWNER: The person named in the Contract as the Contract Owner.

         CONTRACT VALUE: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the fixed interest account value. If you own a Variable Contract, this is the Variable Account Value.

         FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all fixed interest accounts.

         SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

         SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

         VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

         VARIABLE CONTRACT: The variable annuity contract described in this Prospectus.

         VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

         WE or US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

         YOU: "you" means the Contract Owner or prospective Contract Owner.

-----------------------------------------------------------------------------------------------------------------
EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments..................................................................... None
Maximum Contingent Deferred Sales Charge
        Variable/Fixed Contract ..............................................................................7%*
        Variable Contract....................................................................................5%**
Transfer Fee.................................................................................................None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE.................................................................$30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge...........................................................................1.25%
Account Fees and Expenses....................................................................................None
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................................................1.25%

-----------
* You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.
** You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                               MANAGEMENT FEES                                    TOTAL
                                               (AFTER WAIVER,               OTHER                  FUND
                                                  IF ANY)                  EXPENSES              EXPENSES
                                               ---------------             --------              --------
Money Market.............................          0.19%                    0.31%                 0.50%
Limited Maturity Bond....................          0.30%                    0.44%                 0.74%(1)
Quality Bond.............................          0.34%                    0.31%                 0.65%
High Yield Bond..........................          0.51%                    0.36%                 0.87%(2)
Flexibly Managed.........................          0.60%                    0.27%                 0.87%
Growth Equity............................          0.62%                    0.30%                 0.92%
Large Cap Value..........................          0.60%                    0.28%                 0.88%
Large Cap Growth.........................          0.55%                    0.36%                 0.91%(3)
Index 500................................          0.07%                    0.18%                 0.25%(4)
Mid Cap Growth...........................          0.70%                    0.30%                 1.00%(5)
Mid Cap Value............................          0.55%                    0.34%                 0.89%
Strategic Value..........................          0.72%                    0.40%                 1.12%(3)
Emerging Growth..........................          0.73%                    0.31%                 1.04%
Small Cap Value..........................          0.83%                    0.31%                 1.14%(6)
International Equity.....................          0.85%                    0.40%                 1.25%
REIT Fund................................          0.70%                    0.45%                 1.15%(3)

-----------------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2001.
(1) The Fund's investment adviser is legally obliged to waive a portion of its management fee until April 30, 2003. Absent this waiver, total expenses would have been 0.77%. In addition, beginning on May 1, 2002, the Fund's administrator voluntarily undertook to waive certain fees such that the Fund's total expenses will not exceed 0.65% for the remainder of fiscal year 2002. While this voluntary waiver is expected to continue for the foreseeable future, it may be discontinued at any time.
(2) Had fees not been waived by the Fund's investment adviser, total expenses would have been 0.88%.
(3) These expenses are estimates.
(4) Had fees not been waived by the Fund's administrator, total expenses would have been 0.39%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued at any time.
(5) Had fees not been waived by the Fund's administrator, total expenses would have been 1.09%.
(6) Had fees not been waived by the Fund's investment adviser, total expenses would have been 1.16%.

--------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT/
                                                                    ADMINISTRATION      OTHER          TOTAL FUND
                                                                         FEES          EXPENSES         EXPENSES
                                                                    --------------     --------         --------
Balanced...........................................................      0.85%           0.14%           0.99%

-----------
(a) These expenses are for the fiscal year ended December 31, 2001.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT            OTHER      TOTAL FUND
                                                                      FEE               EXPENSES     EXPENSES
                                                                   ----------           --------     --------
Equity-Income..............................................           0.48%               0.10%         0.58%
Growth.....................................................           0.58%               0.10%         0.68%

-----------
(a) These expenses are for the fiscal year ended December 31, 2001. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.57% for the Equity-Income Portfolio and 0.65% for the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT            OTHER      TOTAL FUND
                                                                      FEE               EXPENSES     EXPENSES
                                                                   ----------           --------     --------
Asset Manager................................................        0.53%               0.11%           0.64%

-----------
(a) These expenses are for the fiscal year ended December 31, 2001. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.

--------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                                                  TOTAL FUND
                                                                                   OTHER        EXPENSES (AFTER
                                                               MANAGEMENT          EXPENSES     FEE WAIVER AND
                                                                  FEE              (AFTER           EXPENSE
                                                           (AFTER FEE WAIVER)   REIMBURSEMENT)   REIMBURSEMENT)
                                                           ------------------   --------------   --------------
Emerging Markets Equity (International)....................      0.98%             0.77%           1.75%(b)

-----------
(a) These expenses are for the fiscal year ended December 31, 2001.
(b) Had 0.37% in fees as a percentage of portfolio average net assets not been waived by the adviser, total expenses would have been 2.12%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.

         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested.


         If you own a Variable/Fixed Contract and make purchase payments only during the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                                        ONE       THREE       FIVE        TEN
                                                                        YEAR      YEARS       YEARS      YEARS
                                                                        ----      -----       -----      -----
Penn Series Money Market Fund........................................    $83       $106        $128       $208
Penn Series Limited Maturity Bond Fund...............................    $85       $113        $140       $233
Penn Series Quality Bond Fund........................................    $85       $110        $136       $224
Penn Series High Yield Bond Fund.....................................    $87       $116        $146       $246
Penn Series Flexibly Managed Fund....................................    $87       $116        $146       $246
Penn Series Growth Equity Fund.......................................    $87       $118        $149       $252
Penn Series Large Cap Value Fund.....................................    $87       $117        $147       $248
Penn Series Large Cap Growth Fund....................................    $89       $123        $158       $272
Penn Series Index 500 Fund...........................................    $81        $98        $115       $181
Penn Series Mid Cap Growth Fund......................................    $88       $120        $152       $259
Penn Series Mid Cap Value Fund.......................................    $87       $117        $147       $248
Penn Series Strategic Value Fund.....................................    $87       $117        $148       $251
Penn Series Emerging Growth Fund.....................................    $88       $121        $154       $263
Penn Series Small Cap Value Fund.....................................    $89       $124        $159       $273
Penn Series International Equity Fund................................    $90       $127        $165       $284
Penn Series REIT Fund................................................    $89       $124        $160       $275
Neuberger Berman Balanced Portfolio..................................    $88       $120        $152       $259
Fidelity's Equity-Income Portfolio...................................    $84       $108        $131       $215
Fidelity's Growth Portfolio..........................................    $85       $110        $135       $224
Fidelity's Asset Manager Portfolio...................................    $84       $109        $134       $222
Van Kampen's Emerging Markets Equity (International) Portfolio.......    $95       $141        $188       $332

         If you own a Variable/Fixed Contract and make purchase payments after the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                                        ONE       THREE       FIVE        TEN
                                                                        YEAR      YEARS       YEARS      YEARS
                                                                        ----      -----       -----      -----
Penn Series Money Market Fund........................................    $83       $106        $133       $221
Penn Series Limited Maturity Bond Fund...............................    $85       $113        $145       $245
Penn Series Quality Bond Fund........................................    $85       $110        $141       $236
Penn Series High Yield Bond Fund.....................................    $87       $116        $151       $258
Penn Series Flexibly Managed Fund....................................    $87       $116        $151       $258
Penn Series Growth Equity Fund.......................................    $87       $118        $154       $264
Penn Series Large Cap Value Fund.....................................    $87       $117        $152       $260
Penn Series Large Cap Growth Fund....................................    $87       $118        $154       $263
Penn Series Index 500 Fund...........................................    $81       $98         $121       $194
Penn Series Mid Cap Growth Fund......................................    $88       $120        $158       $271
Penn Series Mid Cap Value Fund.......................................    $87       $117        $152       $260
Penn Series Strategic Value Fund.....................................    $89       $124        $164       $284
Penn Series Emerging Growth Fund.....................................    $88       $121        $160       $275
Penn Series Small Cap Value Fund.....................................    $89       $124        $164       $285
Penn Series International Equity Fund................................    $90       $127        $170       $296
Penn Series REIT Fund................................................    $89       $124        $165       $287
Neuberger Berman Balanced Portfolio..................................    $88       $120        $157       $271
Fidelity's Equity-Income Portfolio...................................    $84       $108        $137       $228
Fidelity's Growth Portfolio..........................................    $85       $110        $141       $236
Fidelity's Asset Manager Portfolio...................................    $84       $109        $140       $234
Van Kampen's Emerging Markets Equity (International) Portfolio.......    $95       $141        $193       $343

         If you own a Variable Contract and surrender your contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                                        ONE       THREE       FIVE        TEN
                                                                        YEAR      YEARS       YEARS      YEARS
                                                                        ----      -----       -----      -----
Penn Series Money Market Fund........................................    $68       $106        $128       $208
Penn Series Limited Maturity Bond Fund...............................    $70       $113        $140       $233
Penn Series Quality Bond Fund........................................    $70       $110        $136       $224
Penn Series High Yield Bond Fund.....................................    $72       $116        $146       $246
Penn Series Flexibly Managed Fund....................................    $72       $116        $146       $246
Penn Series Growth Equity Fund.......................................    $72       $118        $149       $252
Penn Series Large Cap Value Fund.....................................    $72       $117        $147       $248
Penn Series Large Cap Growth Fund....................................    $74       $123        $158       $272
Penn Series Index 500 Fund...........................................    $66        $98        $115       $181
Penn Series Mid Cap Growth Fund......................................    $73       $120        $152       $259
Penn Series Mid Cap Value Fund.......................................    $72       $117        $147       $248
Penn Series Strategic Value Fund.....................................    $72       $117        $148       $251
Penn Series Emerging Growth Fund.....................................    $73       $121        $154       $263
Penn Series Small Cap Value Fund.....................................    $74       $124        $159       $273
Penn Series International Equity Fund................................    $76       $127        $165       $284
Penn Series REIT Fund................................................    $75       $124        $160       $275
Neuberger Berman Balanced Portfolio..................................    $73       $120        $152       $259
Fidelity's Equity-Income Portfolio...................................    $69       $108        $131       $215
Fidelity's Growth Portfolio..........................................    $70       $110        $135       $224
Fidelity's Asset Manager Portfolio...................................    $69       $109        $134       $222
Van Kampen's Emerging Markets Equity (International) Portfolio.......    $81       $141        $188       $332

         If you own either a Variable/Fixed Contract or a Variable Contract and do not surrender your Contract, or if you annuitize your Contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                                        ONE       THREE       FIVE        TEN
                                                                        YEAR      YEARS       YEARS      YEARS
                                                                        ----      -----       -----      -----
Penn Series Money Market Fund........................................    $18       $56         $96        $208
Penn Series Limited Maturity Bond Fund...............................    $20       $63         $108       $233
Penn Series Quality Bond Fund........................................    $20       $61         $104       $224
Penn Series High Yield Bond Fund.....................................    $22       $67         $115       $246
Penn Series Flexibly Managed Fund....................................    $22       $67         $115       $246
Penn Series Growth Equity Fund.......................................    $22       $69         $118       $252
Penn Series Large Cap Value Fund.....................................    $22       $67         $115       $248
Penn Series Large Cap Growth Fund....................................    $24       $75         $128       $272
Penn Series Index 500 Fund...........................................    $16       $48         $ 83       $181
Penn Series Mid Cap Growth Fund......................................    $23       $71         $121       $259
Penn Series Mid Cap Value Fund.......................................    $22       $68         $116       $248
Penn Series Strategic Value Fund.....................................    $22       $68         $117       $251
Penn Series Emerging Growth Fund.....................................    $23       $72         $123       $263
Penn Series Small Cap Value Fund.....................................    $24       $75         $128       $273
Penn Series International Equity Fund................................    $26       $78         $134       $284
Penn Series REIT Fund................................................    $25       $76         $129       $275
Neuberger Berman Balanced Portfolio..................................    $23       $71         $121       $259
Fidelity's Equity-Income Portfolio...................................    $19       $58         $100       $216
Fidelity's Growth Portfolio..........................................    $22       $60         $104       $224
Fidelity's Asset Manager Portfolio...................................    $19       $60         $103       $222
Van Kampen's Emerging Markets Equity (International) Portfolio.......    $31       $93         $158       $332

         THE FOREGOING IS BASED ON TOTAL FUND EXPENSES SHOWN IN THE FEE TABLE ABOVE AND ARE EXAMPLES ONLY. YOUR EXPENSES MAY BE MORE OR LESS.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

         Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE PENN  MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

         Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

         The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2001 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.

--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

         Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit Value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.

         MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

         INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

         STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

         EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

         BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

--------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

         The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

--------------------------------------------------------------------------------
THE CONTRACTS

         The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

         In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The Variable Contract allows you to transfer amounts from your Contract to one or more fixed interest accounts in a separate fixed annuity contract issued by Penn Mutual. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

         You decide, within Contract limits,

         o   how often you make a purchase payment and how much you invest;

         o the Funds and/or fixed interest accounts in which your purchase payments are invested;

         o whether or not to transfer money among the available Funds and fixed interest accounts;

         o   the type of annuity that we pay and who receives it;

         o   the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o   the amount and frequency of withdrawals from the Contract Value.

         Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

         For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

         We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK directly and through broker-dealers. Commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose: (1) an annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years,
(4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

         You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

         FIXED ANNUITY PAYMENTS UNDER A VARIABLE/FIXED CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

         OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant's 85th birthday. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

         You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract anniversary.

         If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

         Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

         o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

         o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

         o the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of any Fixed Interest Accounts under your Contract.

         Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

         o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

         o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

         o the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

         With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

         o the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

         o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

         The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

         If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

         If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

         If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

         For information on the tax treatment of death benefits, see Federal Income Tax Considerations in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

         VARIABLE/FIXED CONTRACTS. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

         If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

         VARIABLE CONTRACT. You may transfer amounts from one subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

         You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The owner, annuitant and beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

         AUTOMATIC REBALANCING. Automatic rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.

         ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

         A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         o A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

         o After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under
Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also pay expenses indirectly to the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

         These charges reimburse us for administering the Contracts and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGE

         o We deduct from the net asset value of the Separate Account a daily administration charge which is a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

         o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

         You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

         This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

VARIABLE/FIXED CONTRACT

         The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

         First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

         WITHDRAWAL DURING                      DEFERRED SALES CHARGE AS A
            CONTRACT YEAR                     PERCENTAGE OF AMOUNT WITHDRAWN
-------------------------------------------------------------------------------
                 1                                         7.0%
-------------------------------------------------------------------------------
                 2                                         6.0%
-------------------------------------------------------------------------------
                 3                                         5.0%
-------------------------------------------------------------------------------
                 4                                         4.0%
-------------------------------------------------------------------------------
                 5                                         3.0%
-------------------------------------------------------------------------------
                 6                                         2.0%
-------------------------------------------------------------------------------
                 7                                         1.0%
-------------------------------------------------------------------------------
            8 and later                                  No Charge
-------------------------------------------------------------------------------

         Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:

         WITHDRAWAL DURING                      DEFERRED SALES CHARGE AS A
            CONTRACT YEAR                     PERCENTAGE OF AMOUNT WITHDRAWN
-------------------------------------------------------------------------------
                 1                                         7.0%
-------------------------------------------------------------------------------
                 2                                         6.0%
-------------------------------------------------------------------------------
                 3                                         5.0%
-------------------------------------------------------------------------------
                 4                                         4.0%
-------------------------------------------------------------------------------
                 5                                         3.5%
-------------------------------------------------------------------------------
                 6                                         3.0%
-------------------------------------------------------------------------------
                 7                                         2.5%
-------------------------------------------------------------------------------
                 8                                         2.0%
-------------------------------------------------------------------------------
                 9                                         1.5%
-------------------------------------------------------------------------------
                 10                                        1.0%
-------------------------------------------------------------------------------
            11 and later                                 No Charge
-------------------------------------------------------------------------------

         Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

VARIABLE CONTRACT

         If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

         You will not pay a charge on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract
Value:

                 CONTRACT YEAR                        PERCENTAGE
-------------------------------------------------------------------------------
                     Eighth                               25%
-------------------------------------------------------------------------------
                     Ninth                                50%
-------------------------------------------------------------------------------
                     Tenth                                75%
-------------------------------------------------------------------------------

         No charge will be made on the first withdrawal in any contract year after the tenth contract year.

OTHER INFORMATION

         You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

PREMIUM TAXES

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable Fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

         If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities.

         If you own a Variable/Fixed Contract you may transfer Fixed Account funds to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months' interest and 6 months' interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

LOANS UNDER SECTION 403(B) CONTRACTS

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

         If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o   withdrawals made on or after age 59 1/2;

         o   distributions made after death; and

         o   withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

         This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
        First Variable Annuity Payments .....................................B-2
        Subsequent Variable Annuity Payments ................................B-2
        Annuity Units .......................................................B-2
        Value of Annuity Units ..............................................B-2
        Net Investment Factor ...............................................B-2
        Assumed Interest Rate ...............................................B-3
        Valuation Period ....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA ............................................................B-3
        Average Annual Total Return .........................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES...................................B-12

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES..................................B-12

--------------------------------------------------------------------------------
CUSTODIAN ..................................................................B-12

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS .......................................................B-12

--------------------------------------------------------------------------------
LEGAL MATTERS ..............................................................B-12

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS .......................................................B-12

--------------------------------------------------------------------------------

                                   APPENDIX A

         This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------
                                      2001        2000         1999         1998         1997         1996
                                  ------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $21.937      $20.953      $20.268      $19.541      $18.817      $18.148
Accumulation Unit Value,
 end of period ..................    $22.529      $21.937      $20.953      $20.268      $19.541      $18.817
Number of Accumulation
Units outstanding, end of period.  1,263,582    1,066,633    1,669,670    1,449,199    1,120,603    1,192,388

                                                             YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------------------------------
                                         1995        1994        1993         1992
                                     ---------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............       $17.416    $17.003      $16.791     $16.491
Accumulation Unit Value,
end of period ...................       $18.148    $17.416      $17.003     $16.791
Number of Accumulation
Units outstanding, end of period.     1,062,385    825,274      658,620     698,584

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997        1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period...............    $24.078     $21.769      $22.043      $20.260      $18.990      $18.465
Accumulation Unit Value,
 end of period.....................    $25.898     $24.078      $21.769      $22.043      $20.260      $18.990
Number of Accumulation
Units outstanding, end of period...  1,341,947   1,254,944    1,612,651    1,665,664    1,497,635    1,664,378

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       1995        1994         1993          1992
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................    $15.562     $16.639      $15.088      $14.336
Accumulation Unit Value,
 end of period.....................    $18.465     $15.562      $16.639      $15.088
Number of Accumulation
Units outstanding, end of period...  1,869,975   1,890,869    1,953,188    1,337,087

-----------
(a) Fixed Income Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                        2001        2000         1999         1998        1997         1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ................  $13.122      $12.339      $12.313     $11.943      $11.330     $10.999
Accumulation Unit Value,
end of period ......................  $13.819      $13.122      $12.339     $12.313      $11.943     $11.330
Number of Accumulation
Units outstanding, end of period....  419,087      369,397      473,183     509,381      465,682     459,223


                                                               YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                        1995        1994        1993(b)
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ................  $10.039      $10.181      $10.000
Accumulation Unit Value,
end of period ......................  $10.999      $10.039      $10.181
Number of Accumulation
Units outstanding, end of period....  444,986      448,825      311,665

-----------
(a) Neuberger Berman Limited Maturity Bond Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       2001        2000         1999         1998         1997         1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period...........................  $33.923     $35.666       $34.645      $33.476      $29.276     $26.033
Accumulation Unit Value,
 end of period......................  $35.822     $33.923       $35.666      $34.645      $33.476     $29.276
Number of Accumulation
Units outstanding, end of period....  877,109     961,997     1,176,269    1,308,094    1,261,904   1,185,318

                                                             YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       1995        1994         1993         1992
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period................   $22.644     $24.742      $20.918      $18.291
Accumulation Unit Value,
 end of period......................   $26.033     $22.644      $24.742      $20.918
Number of Accumulation
Units outstanding, end of period.... 1,194,944   1,264,890    1,257,271      705,414

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                        2001         2000         1999         1998        1997        1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period................    $75.311      $62.396      $58.951     $56.265     $49.262     $42.865
Accumulation Unit Value,
end of period ......................    $82.027      $75.311      $62.396     $58.951     $56.265     $49.262
Number of Accumulation
Units outstanding, end of period....  3,305,527    3,500,263    4,634,490   5,766,014   5,974,993   5,711,843


                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                        1995         1994         1993         1992
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period................    $35.496      $34.514      $30.179     $27.893
Accumulation Unit Value,
end of period ......................    $42.865      $35.496      $34.514     $30.179
Number of Accumulation
Units outstanding, end of period....  4,946,240    4,198,305    3,143,601   2,327,829

----------
(a) Capital Appreciation Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS

                                                       YEAR ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------------------
                                  2001                  2000                  1999                 1998
                         ----------------------------------------------------------------------------------------
                                       NON-                  NON-                  NON-                  NON-
                            QUAL       QUAL       QUAL       QUAL       QUAL       QUAL       QUAL       QUAL
                         ----------------------------------------------------------------------------------------
Accumulation Unit
Value, beginning of
period..................  $65.253    $64.715    $89.413    $88.677    $67.515    $66.959    $48.256    $47.859
Accumulation Unit
Value, end of period....  $48.112    $47.716    $65.253    $64.715    $89.413    $88.677    $67.515    $66.959
Number of Accumulation
Units outstanding, end
of period...............1,366,134    438,677  1,638,918    632,835  1,772,202    665,530  1,752,036    626,895

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (A) (CONTINUED)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                             1997                      1996                     1995
                                   -----------------------------------------------------------------------------
                                                   NON-                      NON-                      NON-
                                       QUAL        QUAL         QUAL         QUAL         QUAL         QUAL
                                   -----------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period..........................  $38.550     $38.235       $32.596      $32.327      $26.102     $25.887
Accumulation Unit Value,
end of period......................  $48.256     $47.859       $38.550      $38.235      $32.596     $32.327
Number of Accumulation
Units outstanding, end of period...1,794,481     617,717     1,830,081      620,903    1,991,646     674,290


                                                             YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                             1994                      1993                     1992
                                   -----------------------------------------------------------------------------
                                                   NON-                      NON-                      NON-
                                       QUAL        QUAL         QUAL         QUAL         QUAL         QUAL
                                   -----------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period..........................   $28.766      $28.528      $25.906      $25.692      $24.756     $24.552
Accumulation Unit Value,
end of period......................   $26.102      $25.887      $28.766      $28.528      $25.906     $25.692
Number of Accumulation
Units outstanding, end of period... 2,119,836      717,328    2,042,023      685,110    2,004,015     669,679

-----------
(a) Growth Stock Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2001        2000         1999         1998         1997         1996
                                   -----------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period..........................   $44.862      $40.329      $41.167      $38.038      $30.819     $24.928
Accumulation Unit Value,
end of period......................   $43.241      $44.862      $40.329      $41.167      $38.038     $30.819
Number of Accumulation
Units outstanding, end of period... 2,846,994    3,228,429    4,407,110    5,273,048    5,409,879   4,907,784

                                                             YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       1995        1994         1993         1992
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................   $18.361      $18.062      $17.080      $15.058
Accumulation Unit Value,
 end of period.....................   $24.928      $18.361      $18.062      $17.080
Number of Accumulation
Units outstanding, end of period... 4,235,839    3,886,404    3,693,652    2,865,294

-----------
(a) Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

--------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT(A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                         YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       2001         2000         1999         1998       1997(b)
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..............    $16.443     $18.344      $15.414      $12.162      $10.000
Accumulation Unit Value,
end of period ....................    $14.292     $16.443      $18.344      $15.414      $12.162
Number of Accumulation
Units outstanding, end of period..  4,065,632   4,646,239    4,389,976    2,350,293      703,585

-----------
(a) Fidelity Investments' Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997        1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $18.581     $19.924      $12.262      $12.690      $13.282      $14.057
Accumulation Unit Value,
end of period .....................   $13.191     $18.581      $19.924      $12.262      $12.690      $13.282
Number of Accumulation
Units outstanding, end of period... 1,201,212   1,310,821      916,231    1,153,673    1,567,237    2,183,381

                                           YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       1995         1994       1993(b)
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $10.857     $11.124      $10.000
Accumulation Unit Value,
end of period .....................   $14.057     $10.857      $11.124
Number of Accumulation
Units outstanding, end of period... 2,157,888   1,791,799      716,404

-----------
(a) American Century Capital Appreciation Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

--------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT(A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------------------
                                           2001           2000           1999           1998          1997(b)
                                       --------------------------------------------------------------------------
Accumulation Unit Value,
beginning of Period...............        $16.266        $13.544        $12.773        $12.411        $10.000
Accumulation Unit Value,
end of period.....................        $15.555        $16.266        $13.544        $12.773        $12.411
Number of Accumulation
Units outstanding, end of period..      1,630,710      1,636,891      1,787,163      1,716,964        665,382

------------
(a) Neuberger Berman Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                               YEAR ENDED DECEMBER 31,
                                      --------------------------------------------------------------------------
                                          2001           2000           1999           1998          1997(a)
                                      --------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............       $36.756        $52.084        $18.503        $13.806        $10.000
Accumulation Unit Value,
end of period.....................       $30.550        $36.756        $52.084        $18.503        $13.806
Number of Accumulation
Units outstanding, end of period..     1,722,296      1,977,899      1,645,175        781,196        308,169

-----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.


--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                        2001         2000        1999         1998         1997        1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ................   $15.760     $14.032      $14.400      $16.051     $13.211     $11.171
Accumulation Unit Value,
end of period ......................   $18.170     $15.760      $14.032      $14.400     $16.051     $13.211
Number of Accumulation
Units outstanding, end of period.... 1,784,282   1,511,552    1,249,298    1,306,650   1,104,032     587,385

                                                             YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                      1995(a)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $10.000
Accumulation Unit Value,
end of period .....................   $11.171
Number of Accumulation
Units outstanding, end of period...   137,653

-----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2001         2000        1999        1998        1997         1996
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $24.641     $30.678     $21.320     $18.164     $16.659       $14.434
Accumulation Unit Value,
end of period .....................   $17.491     $24.641     $30.678     $21.320     $18.164       $16.659
Number of Accumulation
Units outstanding, end of period... 3,049,380   3,568,406   3,579,323   3,822,847   4,155,960     4,012,762


                                            YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       1995         1994        1993        1992(a)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $12.843     $13.880      $10.175      $10.000
Accumulation Unit Value,
end of period .....................   $14.434     $12.843      $13.880      $10.175
Number of Accumulation
Units outstanding, end of period .. 3,388,479   3,556,098    1,847,892       92,386

-----------
(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.

--------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2001         2000        1999        1998        1997         1996
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $21.420     $22.724     $17.228     $15.551     $13.182       $12.488
Accumulation Unit Value,
end of period .....................   $18.328     $21.420     $22.724     $17.228     $15.551       $13.182
Number of Accumulation
Units outstanding, end of period... 1,464,704   1,865,066   1,348,416   1,488,257   1,466,154     1,535,496


                                                               YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       1995         1994       1993(a)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $10.218      $10.706     $10.000
Accumulation Unit Value,
end of period .....................   $12.488      $10.218     $10.706
Number of Accumulation
Units outstanding, end of period .. 1,468,254    1,223,496     621,326

-----------
(a) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2001         2000        1999         1998         1997        1996
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $21.097     $19.704      $18.764      $17.021     $13.453      $11.920
Accumulation Unit Value,
end of period .....................   $19.802     $21.097      $19.704      $18.764     $17.021      $13.453
Number of Accumulation
Units outstanding, end of period... 2,895,019   3,117,394    3,820,785    3,820,796   3,352,648    2,498,343

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                      1995(a)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $10.000
Accumulation Unit Value,
end of period .....................   $11.920
Number of Accumulation
Units outstanding, end of period...   581,691

-----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                        2001         2000         1999        1998        1997         1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.................   $28.063      $31.922     $23.519     $17.073      $14.000     $12.359
Accumulation Unit Value,
end of period.......................   $22.823      $28.063     $31.922     $23.519      $17.073     $14.000
Number of Accumulation
Units outstanding, end of period.... 4,683,819    5,391,217   4,955,849   3,722,268    3,157,234   2,620,543

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       1995(a)
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.................   $10.000
Accumulation Unit Value,
end of period.......................   $12.359
Number of Accumulation
Units outstanding, end of period....   690,602

-----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                        2001         2000         1999        1998        1997         1996
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.................   $17.787      $18.748     $17.809     $15.040      $12.623     $11.153
Accumulation Unit Value,
end of period.......................   $16.848      $17.787     $18.748     $17.809      $15.040     $12.623
Number of Accumulation
Units outstanding, end of period....   970,400    1,222,300   1,290,362     801,557      577,711     383,267

                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                       1995(a)
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.................   $10.000
Accumulation Unit Value,
end of period.......................   $11.153
Number of Accumulation
Units outstanding, end of period....   117,290

-----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
VAN KAMPEN'S EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------------
                                         2001         2000         1999        1998       1997(a)
                                      ---------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............       $7.801      $12.995      $6.720     $8.975        $10.000
Accumulation Unit Value,
end of period.....................       $7.204       $7.801     $12.995     $6.720         $8.975
Number of Accumulation
Units outstanding, end of period..      910,435    1,014,659     649,652    406,393        248,001

-----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PROSPECTUS -- MAY 1, 2002
CERTIFICATES ISSUED UNDER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS-- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172   TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes a group variable and fixed annuity contract offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between the Contract holder and Penn Mutual. You, as a participant in the Contract, agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.

The Contract:

o has a variable component, which means that the Participant's Variable Account Value and future payouts we make to you will vary based upon investment experience;

o has a fixed component, which means that the Participant's Fixed Account Value and future payouts we make to you will be fixed based on your purchase payments plus interest credited at not less than 4%; and

o is tax-deferred, which means that you will not pay federal income taxes until we begin to make annuity payments to you or until you take money out, and allows you to receive annuity payments over different periods of time, including over your lifetime.

Under the variable component, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

-------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                     MANAGER
         Money Market Fund                                  Independence Capital Management, Inc.
         Quality Bond Fund                                  Independence Capital Management, Inc.
         High Yield Bond Fund                               T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                              T. Rowe Price Associates, Inc.
         Growth Equity Fund                                 Independence Capital Management, Inc.
         Large Cap Value Fund                               Putnam Investment Management, LLC
         International Equity Fund                          Vontobel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------------------

A Prospectus for the Penn Series Funds, Inc. accompanies this prospectus.

You also may direct us to invest in one or more of our fixed interest accounts.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF 5% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT CERTIFICATE ISSUED WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

------------------------------------------------------------------------------
PROSPECTUS CONTENTS

------------------------------------------------------------------------------
SPECIAL TERMS................................................................4
------------------------------------------------------------------------------
EXPENSES.....................................................................4
------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES................................................5
------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES.....................................................6
------------------------------------------------------------------------------

THE PENN MUTUAL LIFE INSURANCE COMPANY.......................................6
------------------------------------------------------------------------------
THE SEPARATE ACCOUNT.........................................................6
         Accumulation Units - Valuation......................................7
         Voting Instructions.................................................7
         Investment Options in the Separate Account..........................7
                  Money Market Fund..........................................7
                  Quality Bond Fund..........................................7
                  High Yield Bond Fund.......................................7
                  Flexibly Managed Fund......................................7
                  Growth Equity Fund.........................................7
                  Large Cap Value Fund.......................................8
                  International Equity Fund..................................8
------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS..................................................8
------------------------------------------------------------------------------
THE CONTRACT.................................................................8
         How Do I Participate in a Contract?.................................9
         What Type of Annuity Payments May I Choose?.........................9
         What Are the Death Benefits Under My Certificate?..................10
         May I Transfer Money Among Investment Options?.....................11
         May I Withdraw Any of My Money?....................................11
         Deferment of Payments and Transfers................................11
         What Charges Do I Pay?.............................................11
         Administration Charges.............................................11
         Mortality and Expense Risk Charges.................................12
         Contingent Deferred Sales Charge...................................12
------------------------------------------------------------------------------
PERFORMANCE INFORMATION.....................................................13
------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS...........................13
         General Information................................................13
         Loans Under Section 403(b) Contracts...............................14
------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...........................................14
         Withdrawals and Death Benefits.....................................14
         Annuity Payments...................................................15
         Early Withdrawals..................................................15
         Transfers..........................................................15
         Separate Account Diversification...................................15
         Qualified Plans....................................................15
------------------------------------------------------------------------------
FINANCIAL STATEMENTS........................................................16
------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS................................17
------------------------------------------------------------------------------
APPENDIX A..................................................................18
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:

         ACCUMULATION UNIT: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.
         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.
         ANNUITY DATE: The date on which annuity payments start.
         ANNUITY UNIT: A unit of measure used to compute a Participant's variable annuity payment.
         CERTIFICATE: A certificate issued under the Contract which sets the Participant's interest in the Contract.
         CONTRACT: The group combination variable and fixed annuity contract described in this prospectus.
         PARTICIPANT: A person on whose behalf purchase payments are made under the Contract.
         PARTICIPANT'S FIXED ACCOUNT: An account established and maintained by The Penn Mutual Life Insurance Company under the fixed account provisions of the Contract.
         PARTICIPANT'S FIXED ACCOUNT VALUE: The sum of all amounts credited to a Participant's Fixed Account, increased by interest credited and reduced by amounts withdrawn from the Participant's Fixed Account. PARTICIPANT'S VARIABLE ACCOUNT: An account established and maintained under the Contract for a Participant.
         PARTICIPANT'S VARIABLE ACCOUNT VALUE: The value of all Accumulation Units credited to the Participant's Variable Account.

         SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

         WE: The Penn Mutual Life Insurance company.
         YOU: The Participant

--------------------------------------------------------------------------------
EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...............................................................     None
Deferred Sales Load, as percentage of the amount withdrawn............................................     5%*
Exchange Fee..........................................................................................     None
ANNUAL CONTRACT ADMINISTRATION CHARGE.................................................................     $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT VALUE)
MORTALITY AND EXPENSE RISK CHARGE.....................................................................     1.25%
Account Fees and Expenses.............................................................................     None
Total Separate Account Annual Expenses................................................................     1.25%

------------
* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value. See WHAT CHARGES DO I PAY? in this prospectus.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                           MANAGEMENT FEES
                                           (AFTER WAIVER,
                                               IF ANY)             OTHER EXPENSES            TOTAL FUND EXPENSES
                                               -------             --------------            -------------------
Money Market...............                     0.19%                  0.31%                         0.50%
Quality Bond...............                     0.34%                  0.31%                         0.65%
High Yield Bond............                     0.51%                  0.36%                         0.87%(1)
Flexibly Managed...........                     0.60%                  0.27%                         0.87%
Growth Equity..............                     0.62%                  0.30%                         0.92%
Large Cap Value............                     0.60%                  0.28%                         0.88%
International Equity.......                     0.85%                  0.40%                         1.25%

-------------
These expenses are based upon Fund data for the last fiscal year ended December 31, 2001.
(1) Had fees not been waived by the investment adviser of the fund, total expenses would have been 0.88%.

--------------------------------------------------------------------------------

         The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.

         Premium taxes may be applicable. See WHAT CHARGES DO I PAY? in this prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

EXAMPLE

         If you own certificates and surrender your certificates at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                     ONE YEAR       THREE YEARS     FIVE YEARS      TEN YEARS
                                                     --------       -----------     ----------      ---------
Penn Series Money Market Fund                           $68            $106            $128           $208
Penn Series Quality Bond Fund                           $70            $110            $136           $224
Penn Series High Yield Bond Fund                        $72            $116            $146           $246
Penn Series Flexibly Managed Fund                       $72            $116            $146           $246
Penn Series Growth Equity Fund                          $72            $118            $149           $252
Penn Series Large Cap Value Fund                        $72            $117            $147           $248
Penn Series International Equity Fund                   $76            $127            $165           $284

--------------------------------------------------------------------------------
EXAMPLE

         If you own certificates and do not surrender your certificates, or you elect an annuity option at the end of the applicable time period, you would pay the following expense on each $1,000 invested, assuming 5% annual return on assets:

                                                     ONE YEAR       THREE YEARS     FIVE YEARS      TEN YEARS
                                                     --------       -----------     ----------      ---------
Penn Series Money Market Fund                          $18             $56            $96             $208
Penn Series Quality Bond Fund                          $20             $61            $104            $224
Penn Series High Yield Bond Fund                       $22             $67            $115            $246
Penn Series Flexibly Managed Fund                      $22             $67            $115            $246
Penn Series Growth Equity Fund                         $22             $69            $118            $252
Penn Series Large Cap Value Fund                       $22             $67            $115            $248
Penn Series International Equity Fund                  $26             $78            $134            $284

-------------------

         THE FOREGOING IS BASED ON TOTAL FUND EXPENSES SHOWN IN THE FEE TABLE ABOVE AND ARE EXAMPLES ONLY. YOUR EXPENSES MAY BE MORE OR LESS.

--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES

         Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

         The Penn Mutual Life Insurance Company is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. We issue and are liable for all benefits and payments under the Contract.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

         The Company established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds. The financial statements of the Separate Account for the year ended December 31, 2001 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

         Allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts of the Separate Account that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit Value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to participate in the Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested through a subaccount of the Separate Account. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Participant, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

         Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

         QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH EQUITY FUND -- seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries.

         Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.

         Shares of Penn Series are also sold through other variable annuity and variable life separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.

READ THE PROSPECTUS OF PENN SERIES FUNDS, INC. CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

         The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

--------------------------------------------------------------------------------
The Contract

         Participation in the Contract may be an attractive long-term investment vehicle for many people. The Contract allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Quality Bond, High Yield Bond and Money Market Funds of Penn Series Funds, Inc.

         In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through our general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

         You decide, within Contract limits,

         o   how often you make a purchase payment and how much you invest;

         o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

         o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

         o   the type of annuity that we pay and who receives it;

         o   the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o   the amount and frequency of withdrawals from the Contract Value.

         The Contract has:

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         The Contract is available to groups of individuals, either as part of a tax-qualified retirement plan or apart from such a plan.

         We may amend the Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PARTICIPATE IN A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under a Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

         The distributor of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK through broker-dealers. Commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid.

--------------------------------------------------------------------------------
WHAT TYPE OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose: (1) an annuity for a specified number of years (not less than 5 or more than 30); (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor annuity; or (5) such other form of annuity as we may agree upon. Your annuity payments will not start until you choose an annuity option.

         You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under the Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

         Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the annuity payout period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

         Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.

         Other Information. You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date that you select may not be later than the first day of the next month after the Annuitant's 85th birthday.

         If your Participant's Variable Account Value is less than $2,000, we may pay you in a lump sum in place of a variable annuity. Similarly, if your Participant's Fixed Account Value is less than $2,000, we may pay you in a lump sum in place of a fixed annuity. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CERTIFICATE?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Participant.

         If you die prior to the Annuity Date, we will pay your Beneficiary the greater of:

         o the sum of all purchase payments, adjusted for withdrawals and contract transfers; or

         o the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value for the valuation period in which proof of death and any other required information is received at our service office.

         The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

         If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

         If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Participant.

         If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

         You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the Fixed Interest Accounts. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer from a Fixed Interest Account to subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than four transfers in a calendar year. No transfers may be made within 30 days of the Annuity Date. A transfer will not be made unless the transfer request is received at our administrative office from you or the agent of record (pursuant to your instructions) and any other applicable requirements are made before the death of the Participant.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Prior to the earlier of the Annuity Date, you may withdraw all or part of your Participant's Variable Account Value and Participant's Fixed Account Value. A partial withdrawal must be at least $250. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         On the annuity date, you may choose to receive annuity payments for a specified number of years under Option 1 or you may withdraw the present value of your annuity.

         If you do not tell us otherwise, the withdrawal will be taken first from Fixed Interest Account Option B, next from Fixed Interest Account Option A, then pro rata from your interests in the Separate Account, and finally from Fixed Interest Account Option C.

         403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Participant is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of values or annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. Note that you also indirectly pay the expenses of the Funds in which your interests in the Separate Account are invested.

--------------------------------------------------------------------------------
ADMINISTRATION CHARGES

These charges reimburse us for administering the Contracts and the Separate Account.

         o We deduct from your Participant's Variable Account Value an annual contract administration charge of $30. We deduct this charge each year on the date specified in the Contract (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Participant's Variable Account, pro rata among the subaccounts in which you invested.

--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGES

         o We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

         o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

         You pay the mortality and expense risk charges during both the accumulation and variable annuity pay-out phases of your Contract.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE

         You may pay this charge if you make a full or partial withdrawal of your Participant's Variable Account Value or Participant's Fixed Account Value, or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.

         If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn and will be made by canceling Accumulation Units credited to the Participant's Variable Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value set forth in the following table.

     -----------------------------------------------------------------
       Participant's Enrollment Year            Percentage
     -----------------------------------------------------------------
          Second through Seventh                    10%
     -----------------------------------------------------------------
                  Eighth                            25%
     -----------------------------------------------------------------
                   Ninth                            50%
     -----------------------------------------------------------------
                   Tenth                            75%
     -----------------------------------------------------------------

         No charge will be made on any withdrawal after the Participant has been enrolled for ten years.

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted at the Annuity Date. Currently, they range from 0% to 3.5%. There may be additional penalties incurred if you make withdrawals from the Three Year Guaranteed Account. See MORE INFORMATION ABOUT FIXED INTEREST OPTIONS.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long each Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION

         You may allocate or transfer all or part of your Participant's Variable Account to one or more of the following Fixed Interest Accounts:

         (1) (Option A) the One Year Guaranteed Account; and

         (2) (Option B) the Fixed Holding Account;

         (3) (Option C) the Three Year Guaranteed Account.

         The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250.

         We periodically declare an effective annual interest rate applicable to allocations to the Fixed Interest Accounts.

         For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual.

         For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made.

         We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities.

         You may transfer money from a Fixed Account to subaccounts of the Separate Account or to another Fixed Interest Account, in accordance with the terms of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account. We may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

         If the Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Certificate loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your interests in Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 3 percentage points less than the rate of interest that we charge you on the loan. On the anniversary of your becoming a Participant, your interest earned in the Restricted Account will be transferred to your Participant's Variable Account in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Penn Series Money Market account. You may then transfer amounts from the Money Market account to the other investment options offered under the Contract.

         If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Participant's Variable Account in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to be charged interest. The amount due on the loan will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Your right to borrow money under the Contract is limited by the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974 ("ERISA"). We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, the fiduciary must ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, particularly as it may affect you, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your beneficiary generally will have taxable income to the extent that your Participant's Variable Account Value and Participant's Fixed Account Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of your cost basis (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary; on withdrawals made on or after age 59 1/2; on distributions made after death; and on withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. Treasury Department regulations further prescribe diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectus for the underlying funds.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code, or annuity plans qualified under
Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. Distributions from Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
     First Variable Annuity Payments.........................................B-2
     Subsequent Variable Annuity Payments....................................B-2
     Annuity Units...........................................................B-2
     Value of Annuity Units..................................................B-2
     Net Investment Factor...................................................B-2
     Assumed Interest Rate...................................................B-3
     Valuation Period........................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-3
     Average Annual Total Return.............................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES...................................B-12

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES..................................B-12

--------------------------------------------------------------------------------
CUSTODIAN...................................................................B-12

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS........................................................B-12

--------------------------------------------------------------------------------
LEGAL MATTERS...............................................................B-12

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS........................................................B-12

--------------------------------------------------------------------------------

                                   APPENDIX A

         This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997        1996
Accumulation Unit Value,
beginning of period...........       $21.937      $20.953      $20.268      $19.541      $18.817      $18.148
Accumulation Unit Value,
 end of period................       $22.529      $21.937      $20.953      $20.268      $19.541      $18.817
Number of Accumulation Units
outstanding, end of period....     1,263,582    1,066,633    1,669,670    1,449,199    1,120,603    1,192,388
-----------------------------------------------------------------------------------------------------------------


                                                                    YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                     1995         1994        1993         1992
Accumulation Unit Value,
beginning of period............     $17.416     $17.003      $16.791      $16.491
Accumulation Unit Value, end of
period.........................     $18.148     $17.416      $17.003      $16.791
Number of Accumulation Units
outstanding, end of period.....   1,062,385     825,274      658,620      698,584
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997          1996
Accumulation Unit Value,
beginning of period...........         $24.078      $21.769       $22.043     $20.260      $18.990      $18.465
Accumulation Unit Value,
end of period.................         $25.898      $24.078       $21.769     $22.043      $20.260      $18.990
Number of Accumulation Units
outstanding, end of period....       1,341,947    1,254,944     1,612,651   1,665,664    1,497,635    1,664,378
-----------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                         1995         1994         1993         1992
Accumulation Unit Value,
beginning of period...........         $15.562      $16.639      $15.088      $14.336
Accumulation Unit Value,
end of period.................         $18.465      $15.562      $16.639      $15.088
Number of Accumulation Units
outstanding, end of period....       1,869,975    1,890,869    1,953,188    1,337,087
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                               YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                        2001        2000         1999         1998         1997         1996
Accumulation Unit Value,
beginning of period.............      $33.923      $35.666      $34.645      $33.476      $29.276      $26.033
Accumulation Unit Value,
end of period...................      $35.822      $33.923      $35.666      $34.645      $33.476      $29.276
Number of Accumulation Units
outstanding, end of period......      877,109      961,997    1,176,269    1,308,094    1,261,904    1,185,318
-----------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                        1995         1994         1993         1992
Accumulation Unit Value,
beginning of period.............       $22.644      $24.742      $20.918      $18.291
Accumulation Unit Value,
 end of period..................       $26.033      $22.644      $24.742      $20.918
Number of Accumulation Units
outstanding, end of period......     1,194,944    1,264,890    1,257,271      705,414
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997          1996
Accumulation Unit Value,
beginning of period.............      $75.311      $62.396      $58.951      $56.265      $49.262       $42.865
Accumulation Unit Value, end of
period..........................      $82.027      $75.311      $62.396      $58.951      $56.265       $49.262
Number of Accumulation Units
outstanding, end of period......    3,305,527    3,500,263    4,634,490    5,766,014    5,974,993     5,711,843
-----------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                        1995         1994         1993         1992
Accumulation Unit Value,
beginning of period.............      $35.496      $34.514      $30.179      $27.893
Accumulation Unit Value, end of
period..........................      $42.865      $35.496      $34.514      $30.179
Number of Accumulation Units
outstanding, end of period......    4,946,240    4,198,305    3,143,601    2,327,829
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                              2001                      2000                     1999
-----------------------------------------------------------------------------------------------------------------
                                       QUAL       NON-QUAL       QUAL       NON-QUAL       QUAL        NON-QUAL
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.............      $65.253      $64.715      $89.413      $88.677      $67.515     $66.959
Accumulation Unit Value,
end of period...................      $48.112      $47.716      $65.253      $64.715      $89.413     $88.677
Number of Accumulation Units
outstanding, end of  period.....    1,366,135      438,677    1,638,918      632,835    1,772,202     665,530
-----------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                              1998                      1997                     1996
-----------------------------------------------------------------------------------------------------------------
                                       QUAL       NON-QUAL       QUAL       NON-QUAL       QUAL      NON-QUAL
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.............      $48.256      $47.859      $38.550      $38.235     $32.596      $32.327
Accumulation Unit Value,
end of period...................      $67.515      $66.959      $48.256      $47.859     $38.550      $38.235
Number of  Accumulation Units
outstanding, end of  period.....    1,752,036      626,895    1,794,481      617,717   1,830,081      620,903
-----------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             1995                      1994                     1993
----------------------------------------------------------------------------------------------------------------
                                      QUAL       NON-QUAL       QUAL       NON-QUAL       QUAL       NON-QUAL
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............   $26.102      $25.887      $28.766      $28.528      $25.906     $25.692
Accumulation Unit Value,
end of period.....................   $32.596      $32.327      $26.102      $25.887      $28.766     $28.528
Number of  Accumulation Units
outstanding, end of  period....... 1,991,646      674,290    2,119,836      717,328    2,042,023     685,110
-----------------------------------------------------------------------------------------------------------------

                                                             YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             1992
-----------------------------------------------------------------------------------------------------------------
                                      QUAL       NON-QUAL
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............   $24.756      $24.552
Accumulation Unit Value,
end of period.....................   $25.906      $25.692
Number of  Accumulation Units
outstanding, end of  period....... 2,004,015      669,679
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997          1996
Accumulation Unit Value,
beginning of period.............      $44.862      $40.329      $41.167      $38.038      $30.819      $24.928
Accumulation Unit Value,
end of period...................      $43.241      $44.862      $40.329      $41.167      $38.038      $30.819
Number of Accumulation Units
outstanding, end of period......    2,846,994    3,228,429    4,407,110    5,273,048    5,409,879    4,907,784
-----------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                        1995         1994         1993         1992
Accumulation Unit Value,
beginning of period.............      $18.361      $18.062      $17.080      $15.058
Accumulation Unit Value, end of
period..........................      $24.928      $18.361      $18.062      $17.080
Number of Accumulation Units
outstanding, end of period......    4,235,839    3,886,404    3,693,652    2,865,294
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998          1997         1996
Accumulation Unit Value,
beginning of period.............      $24.641       $30.678      $21.320      $18.164      $16.659       $14.434
Accumulation Unit Value,
end of period...................      $17.491       $24.641      $30.678      $21.320      $18.164       $16.659
Number of Accumulation Units
outstanding, end of period......    3,049,380     3,568,406    3,579,323    3,822,847    4,155,960     4,012,762
-----------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                        1995         1994         1993        1992(a)
Accumulation Unit Value,
beginning of period.............       $12.843      $13.880      $10.175      $10.000
Accumulation Unit Value,
end of period...................       $14.434      $12.843      $13.880      $10.175
Number of Accumulation Units
outstanding, end of period......     3,388,479    3,556,098    1,847,892       92,386
-----------------------------------------------------------------------------------------------------------------

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.

                                     PART B


                       INFORMATION REQUIRED IN A STATEMENT

                            OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION  -  MAY 1, 2002
--------------------------------------------------------------------------------

DIVERSIFIER II/OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current Prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 2002. The Contracts are funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments..............................................B-2
Subsequent Variable Annuity Payments.........................................B-2
Annuity Units................................................................B-2
Value of Annuity Units.......................................................B-2
Net Investment Factor........................................................B-2
Assumed Interest Rate........................................................B-3
Valuation Period.............................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA ............................................................B-3
Average Annual Total Return..................................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES ..................................B-12

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS ..................................................B-12

--------------------------------------------------------------------------------
CUSTODIAN ..................................................................B-12

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS .......................................................B-12

--------------------------------------------------------------------------------
LEGAL MATTERS ..............................................................B-12

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS .......................................................B-12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENTS

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

         The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 4% included in the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

         PLUS

         The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

         PLUS OR MINUS

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

         PLUS OR MINUS

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE  (C) IS:

         The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         A 4% assumed interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission (Tables 1A, 1B, 1C and 1D) and average annual total return information based upon different hypothetical assumptions (Tables 2A, 2B, 3A and 3B).

TABLE 1A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL
         RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD AND ASSUMING NO PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond Fund (a).......................        3/17/87        0.61%        5.67%         5.95%         6.53%
     (Independence Capital)
Limited Maturity Bond Fund (a)..............         5/1/00       -1.49%         n/a            n/a         3.30%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/84       -1.22%        3.40%         6.83%         7.51%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        1.89%        9.99%        11.27%        12.76%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -31.08%        3.85%         6.75%         8.68%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -31.08%        3.85%         6.75%         8.83%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -9.85%        6.29%        11.01%        10.30%
     (Putnam)
Index 500 Fund (a)..........................         5/1/00      -18.72%         n/a            n/a       -16.80%
     (Wells)
Mid Cap Growth Fund (a).....................         5/1/00      -33.65%         n/a            n/a       -27.87%
     (Turner)
Mid Cap Value Fund (a)......................         5/1/00      -10.56%         n/a            n/a         6.15%
     (Neuberger Berman)
Emerging Growth Fund (a)....................         5/1/97      -22.29%         n/a            n/a        26.19%
     (RS Investment Management)
Small Cap Value Fund (a)....................         5/1/95        7.87%        5.85%           n/a         9.14%
     (Royce)
International Equity Fund (a)...............        11/1/92      -33.66%        0.30%           n/a         6.17%
     (Vontobel)
Balanced Portfolio (b)......................         5/3/93      -19.99%        6.10%           n/a         2.74%
     (Neuberger Berman)
Equity-Income Portfolio (c).................         5/1/95      -12.22%        7.32%           n/a        10.52%
     (Fidelity Investments)
Growth Portfolio (c)........................         5/1/95      -23.96%        9.55%           n/a        12.91%
     (Fidelity Investments)
Asset Manager Portfolio (d).................         5/1/95      -11.42%        5.23%           n/a         7.86%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).         5/1/97      -13.64%         n/a            n/a        -6.31%
     (Morgan Stanley)

-----------
* DATE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1B DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL
         RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND ASSUMING PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------      -------      --------
Quality Bond Fund (a).......................        3/17/87        0.61%        5.57%         5.86%         6.53%
     (Independence Capital)
Limited Maturity Bond Fund (a)..............         5/1/00       -1.49%         n/a            n/a         3.30%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/84       -1.22%        3.31%         6.74%         7.51%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        1.89%        9.88%        11.17%        12.76%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -31.08%        3.75%         6.66%         8.68%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -31.08%        3.75%         6.66%         8.83%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -9.85%        6.19%        10.91%        10.30%
     (Putnam)
Index 500 Fund (a)..........................         5/1/00      -18.72%         n/a            n/a       -16.80%
     (Wells)
Mid Cap Growth Fund (a).....................         5/1/00      -33.65%         n/a            n/a       -27.87%
     (Turner)
Mid Cap Value Fund (a)......................         5/1/00      -10.56%         n/a            n/a         6.15%
     (Neuberger Berman)
Emerging Growth Fund (a)....................         5/1/97      -22.29%         n/a            n/a        26.06%
     (RS Investment Management)
Small Cap Value Fund (a)....................         5/1/95        7.87%        5.75%           n/a         8.92%
     (Royce)
International Equity Fund (a)...............        11/1/92     -33.66%         0.20%           n/a         6.07%
     (Vontobel)
Balanced Portfolio (b)......................         5/3/93      -19.99%        6.00%           n/a         2.22%
     (Neuberger Berman)
Equity-Income Portfolio (c).................         5/1/95      -12.22%        7.22%           n/a        10.29%
     (Fidelity Investments)
Growth Portfolio (c)........................         5/1/95      -23.96%        9.45%           n/a        12.68%
     (Fidelity Investments)
Asset Manager Portfolio (d).................         5/1/95      -11.42%        5.13%           n/a         7.64%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).         5/1/97      -13.64%         n/a            n/a        -6.47%
     (Morgan Stanley)

------------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1C DIVERSIFIER II VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON
         $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond Fund (a).......................        3/17/87        2.51%        5.45%         5.65%         6.53%
     (Independence Capital)
Limited Maturity Bond Fund (a)..............         5/1/00        0.38%         n/a            n/a         3.90%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/84        0.65%        3.10%         6.55%         7.51%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        3.80%        9.91%        11.08%        12.76%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -29.62%        3.56%         6.47%         8.68%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -29.62%        3.56%         6.47%         8.83%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -8.10%        6.09%        10.82%        10.30%
     (Putnam)
Index 500 Fund (a)..........................         5/1/00      -17.09%         n/a            n/a       -16.25%
     (Wells)
Mid Cap Growth Fund (a).....................         5/1/00      -32.22%         n/a            n/a       -27.32%
     (Turner)
Mid Cap Value Fund (a)......................         5/1/00       -8.82%         n/a            n/a         6.90%
     (Neuberger Berman)
Emerging Growth Fund (a)....................         5/1/97      -20.71%         n/a            n/a        26.48%
     (RS Investment Management)
Small Cap Value Fund (a)....................         5/1/95       10.13%        5.64%           n/a         8.83%
     (Royce)
International Equity Fund (a)...............        11/1/92      -32.23%       -0.08%           n/a         5.83%
     (Vontobel)
Balanced Portfolio (b)......................         5/3/93      -18.38%       5.90%            n/a         0.97%
     (Neuberger Berman)
Equity-Income Portfolio (c).................         5/1/95      -10.50%        7.16%           n/a        10.24%
     (Fidelity Investments)
Growth Portfolio (c)........................         5/1/95      -22.41%        9.47%           n/a        12.69%
     (Fidelity Investments)
Asset Manager Portfolio (d).................         5/1/95       -9.68%        5.00%           n/a         7.52%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).         5/1/97      -11.93%         n/a            n/a        -6.94%
     (Morgan Stanley)

------------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1D PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE
         ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond Fund (a).......................        3/17/87        2.55%        5.27%         5.82%         6.53%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/84        0.68%        3.02%         6.70%         7.51%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        3.85%        9.58%        11.13%        12.76%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -29.75%        3.46%         6.62%         8.68%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -29.75%        3.46%         6.62%         8.83%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -8.12%        5.89%        10.88%        10.30%
     (Putnam)
International Equity Fund (a)...............        11/1/92      -32.38%       -0.08%           n/a         5.64%
     (Vontobel)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(A) PENN SERIES FUNDS, INC.

TABLE 2A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND DIVERSIFIER II
         VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD, INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond Fund (a).......................        3/17/87        7.39%        6.25%         5.95%         6.53%
     (Independence Capital)
Limited Maturity Bond Fund (a)..............         5/1/00        5.15%         n/a            n/a         6.80%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/84        5.43%        3.97%         6.83%         7.51%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        8.75%       10.59%        11.27%        12.76%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -26.44%        4.42%         6.75%         8.68%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -26.44%        4.42%         6.75%         8.83%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -3.78%        6.87%        11.01%        10.30%
     (Putnam)
Index 500 Fund (a)..........................         5/1/00      -13.24%         n/a            n/a       -13.98%
     (Wells)
Mid Cap Growth Fund (a).....................         5/1/00      -29.18%         n/a            n/a       -25.43%
     (Turner)
Mid Cap Value Fund (a)......................         5/1/00       -4.54%         n/a            n/a         9.75%
     (Neuberger Berman)
Emerging Growth Fund (a)....................         5/1/97      -17.05%         n/a            n/a        26.93%
     (RS Investment Management)
Small Cap Value Fund (a)....................         3/1/95       15.13%        6.43%           n/a         8.98%
     (Royce)
International Equity Fund (a)...............        11/1/92      -29.18%        0.85%           n/a         6.17%
     (Vontobel)
Balanced Portfolio (b)......................        2/28/89      -14.60%        6.68%         6.62%         7.93%
     (Neuberger Berman)
Equity-Income Portfolio (c).................        10/9/86       -6.30%        7.91%        12.02%        10.55%
     (Fidelity Investments)
Growth Portfolio (c)........................        10/9/86      -18.84%       10.15%        11.88%        12.27%
     (Fidelity Investments)
Asset Manager Portfolio (d).................         9/6/89       -5.45%        5.81%         7.77%         8.41%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).        10/1/96       -7.82%       -4.65%          n/a         -4.92%
     (Morgan Stanley)

------------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 2B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE
         ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond Fund (a).......................        3/17/87        7.39%        6.25%         5.95%         6.53%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/84        5.43%        3.97%         6.83%         7.51%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        8.75%       10.59%        11.27%        12.76%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -26.44%        4.42%         6.75%         8.68%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -26.44%        4.42%         6.75%         8.83%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -3.78%        6.87%        11.01%        10.30%
     (Putnam)
International Equity Fund (a)...............        11/1/92      -29.18%        0.85%           n/a         6.17%
     (Vontobel)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(A) PENN SERIES FUNDS, INC.

TABLE 3A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND DIVERSIFIER II
         VARIABLE CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond Fund (a).......................        3/17/87        7.54%        6.38%         6.07%         6.63%
     (Independence Capital)
Limited Maturity Bond Fund (a)..............         5/1/00        5.30%         n/a            n/a         6.97%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/94        5.58%        4.10%         6.93%         7.59%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        8.90%       10.72%        11.37%        12.83%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -26.28%        4.52%         6.85%         8.76%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -26.28%        4.52%         6.85%         8.90%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -3.63%        6.99%        11.11%        10.39%
     (Putnam)
Index 500 Fund (a)..........................         5/1/00      -13.09%         n/a            n/a       -13.79%
     (Wells)
Mid Cap Growth Fund (a).....................         5/1/00      -29.03%         n/a            n/a       -25.22%
     (Turner)
Mid Cap Value Fund (a)......................         5/1/00       -4.39%         n/a            n/a         9.91%
     (Neuberger Berman)
Emerging Growth Fund (a)....................         5/1/97      -16.90%         n/a            n/a        27.00%
     (RS Investment Management)
Small Cap Value Fund (a)....................         3/1/95       15.28%        6.56%           n/a         9.09%
     (Royce)
International Equity Fund (a)...............        11/1/92      -29.03%        0.97%           n/a         6.28%
     (Vontobel)
Balanced Portfolio (b)......................        2/28/89      -14.45%        6.80%         6.73%         8.02%
     (Neuberger Berman)
Equity-Income Portfolio (c).................        10/9/86       -6.15%        8.02%        12.10%        10.64%
     (Fidelity Investments)
Growth Portfolio (c)........................        10/9/86      -18.69%       10.25%        11.97%        12.34%
     (Fidelity Investments)
Asset Manager Portfolio (d).................         9/6/89       -5.30%        5.93%         7.87%         8.50%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).        10/1/96       -7.67%       -4.49%          n/a         -4.72%
     (Morgan Stanley)

------------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 3B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE
         ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                   ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond Fund (a).......................        3/17/87        7.54%        6.38%         6.07%         6.63%
     (Independence Capital)
High Yield Bond Fund (a)....................         8/6/84        5.58%        4.10%         6.93%         7.59%
     (T. Rowe Price)
Flexible Managed Fund (a)...................        7/31/84        8.90%       10.72%        11.37%        12.83%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a).........         6/1/83      -26.28%        4.52%         6.85%         8.76%
     (Independence Capital)
Growth Equity Fund-Qualified (a)............        8/11/83      -26.28%        4.52%         6.85%         8.90%
     (Independence Capital)
Large Cap Value Fund (a)....................        3/17/87       -3.63%        6.99%        11.11%        10.39%
     (Putnam)
International Equity Fund (a)...............        11/1/92      -29.03%        0.97%          n/a          6.28%
     (Vontobel)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(A) PENN SERIES FUNDS, INC.

         Average Annual total returns in Tables 1A, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n=ERV. In the formula, P is a hypothetical investment payment of $1, 000, T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or withdrawal value at the end of the periods shown). The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2A, 2B, 3A and 3B are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the account value at the end of the periods shown, in accordance with the following formula:
P(1+T)n=EV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the Contract's contingent deferred sales charge. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                             ----------------------

         THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2001, 2000 and 1999 the Company paid commissions to HTK of approximately $31,430, $93,212 and $338,282, respectively.

         The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certifticates. Their offices are located at 1701 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------

                                                                      MONEY            QUALITY         HIGH YIELD    GROWTH EQUITY
                                                     TOTAL         MARKET FUND+       BOND FUND+       BOND FUND+         FUND+
                                                 --------------   --------------   --------------   --------------   --------------
INVESTMENT IN COMMON STOCK
Number of Shares ..............................                       54,219,027        5,568,683        5,275,473        6,831,564
Cost ..........................................  $1,412,607,736   $   54,219,027   $   58,178,202   $   47,960,055   $  149,368,716

ASSETS:
Investments at market value ...................  $1,321,227,820       54,219,027       57,858,614       38,247,180      102,951,666
Dividends receivable ..........................          83,761           83,761               --               --               --
Securities receivable .........................         244,561          244,561               --               --               --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company .         137,724            5,815            6,140            3,991           10,658

                                                 --------------   --------------   --------------   --------------   --------------
NET ASSETS ....................................  $1,321,418,418   $   54,541,534   $   57,852,474   $   38,243,189   $  102,941,008
                                                 ==============   ==============   ==============   ==============   ==============


-----------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                      MONEY           QUALITY        HIGH YIELD     GROWTH EQUITY
                                                      TOTAL         MARKET FUND+     BOND FUND+       BOND FUND+         FUND+
                                                  -------------    -------------   -------------    -------------    -------------
INVESTMENT INCOME:
Dividends .....................................   $  33,993,717    $   1,853,695   $   4,178,058    $   3,432,985    $      26,349
EXPENSE:
Mortality and expense risk charges ............      16,134,528          637,468         600,079          462,854        1,435,591
                                                  -------------    -------------   -------------    -------------    -------------

Net investment income (loss) ..................      17,859,189        1,216,227       3,577,979        2,970,131       (1,409,242)
                                                  -------------    -------------   -------------    -------------    -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of
     fund shares ..............................     (23,505,516)              --          23,301          124,566       (8,502,634)
Long term capital gains distributions .........      47,731,027               --         221,216               --               --
                                                  -------------    -------------   -------------    -------------    -------------

Net realized gains (losses) from investment
     transactions .............................      24,225,511               --         244,517          124,566       (8,502,634)
Net change in unrealized appreciation
     (depreciation) of investments ............    (165,927,120)              --        (647,546)      (1,069,164)     (31,396,566)
                                                  -------------    -------------   -------------    -------------    -------------

Net realized and unrealized gains (losses)
     on investments ...........................    (141,701,609)              --        (403,029)        (944,598)     (39,899,200)
                                                  -------------    -------------   -------------    -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................   $(123,842,420)   $   1,216,227   $   3,174,950    $   2,025,533    $ (41,308,442)
                                                  =============    =============   =============    =============    =============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                   LARGE CAP         FLEXIBLY                          SMALL CAP       EMERGING
                                                     VALUE           MANAGED       INTERNATIONAL        VALUE           GROWTH
                                                     FUND+            FUND+         EQUITY FUND+        FUND+            FUND+
                                                  ------------     ------------     ------------     ------------     ------------
INVESTMENT IN COMMON STOCK
Number of Shares ..............................      8,188,306       15,661,555        5,311,633        3,130,523        3,561,332
Cost ..........................................   $111,540,357     $254,526,555     $ 78,204,082     $ 42,050,152     $102,475,211

ASSETS:
Investments at market value ...................    138,955,556      313,544,335       62,199,220       45,016,914       72,864,859
Dividends receivable ..........................             --               --               --               --               --
Securities receivable .........................             --               --               --               --               --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..         14,386           32,272            6,428            4,795            7,758

                                                  ------------     ------------     ------------     ------------     ------------
NET ASSETS ....................................   $138,941,170     $313,512,063     $ 62,192,792     $ 45,012,119     $ 72,857,101
                                                  ============     ============     ============     ============     ============

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         LARGE CAP       FLEXIBLY                      SMALL CAP        EMERGING
                                                           VALUE          MANAGED    INTERNATIONAL       VALUE           GROWTH
                                                           FUND+           FUND+      EQUITY FUND+       FUND+            FUND+
                                                       ------------    ------------   ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ..........................................   $  3,912,503    $ 12,166,514   $  1,292,992    $    817,331    $         --
EXPENSE:
Mortality and expense risk charges .................      1,756,597       3,745,253        860,110         439,618         851,330
                                                       ------------    ------------   ------------    ------------    ------------

Net investment income (loss) .......................      2,155,906       8,421,261        432,882         377,713        (851,330)
                                                       ------------    ------------   ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ........................................       (717,099)      1,408,206     (3,375,150)       (129,860)     (1,536,811)
Long term capital gains distributions ..............      1,329,057      13,123,699             --         935,221       1,573,674
                                                       ------------    ------------   ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions ..................................        611,958      14,531,905     (3,375,150)        805,361          36,863
Net change in unrealized appreciation (depreciation)
     of investments ................................     (8,460,038)      2,170,799    (24,778,661)      3,741,483     (14,790,929)
                                                       ------------    ------------   ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments ...................................     (7,848,080)     16,702,704    (28,153,811)      4,546,844     (14,754,066)
                                                       ------------    ------------   ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................   $ (5,692,174)   $ 25,123,965   $(27,720,929)   $  4,924,557    $(15,605,396)
                                                       ============    ============   ============    ============    ============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                    LIMITED                           MID CAP          MID CAP
                                                 MATURITY BOND      INDEX 500         GROWTH            VALUE          BALANCED
                                                     FUND+            FUND+            FUND+            FUND+         PORTFOLIO++
                                                  ------------     ------------     ------------     ------------     ------------
INVESTMENT IN COMMON STOCK
Number of Shares ..............................        888,847       11,015,001        3,789,781        3,267,284        3,967,937
Cost ..........................................   $  9,084,030     $108,040,994     $ 36,166,156     $ 33,823,428     $ 61,172,848

ASSETS:
Investments at market value ...................      9,199,570       87,018,511       23,837,722       35,384,683       38,330,272
Dividends receivable ..........................             --               --               --               --               --
Securities receivable .........................             --               --               --               --               --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..            971            9,204            1,858            3,731            4,053

                                                  ------------     ------------     ------------     ------------     ------------
NET ASSETS ....................................   $  9,198,599     $ 87,009,307     $ 23,835,864     $ 35,380,952     $ 38,326,219
                                                  ============     ============     ============     ============     ============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         LIMITED                        MID CAP         MID CAP
                                                      MATURITY BOND     INDEX 500       GROWTH           VALUE          BALANCED
                                                          FUND+           FUND+          FUND+           FUND+         PORTFOLIO++
                                                       ------------   ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ..........................................   $    382,625   $  1,000,862    $         --    $  1,748,648    $    785,290
EXPENSE:
Mortality and expense risk charges .................         96,197      1,048,136         325,669         383,885         492,335
                                                       ------------   ------------    ------------    ------------    ------------

Net investment income (loss) .......................        286,428        (47,274)       (325,669)      1,364,763         292,955
                                                       ------------   ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ........................................          2,615     (2,064,102)     (1,242,384)       (114,291)       (832,589)
Long term capital gains distributions ..............             --             --              --         432,500      14,836,376
                                                       ------------   ------------    ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions ..................................          2,615     (2,064,102)     (1,242,384)        318,209      14,003,787
Net change in unrealized appreciation (depreciation)
     of investments ................................         62,354    (11,061,435)     (7,382,959)     (3,053,110)    (21,415,054)
                                                       ------------   ------------    ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments ...................................         64,969    (13,125,537)     (8,625,343)     (2,734,901)     (7,411,267)
                                                       ------------   ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................   $    351,397   $(13,172,811)   $ (8,951,012)   $ (1,370,138)   $ (7,118,312)
                                                       ============   ============    ============    ============    ============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                EMERGING
                                                   EQUITY INCOME         GROWTH          ASSET MANAGER        MARKETS EQUITY
                                                    PORTFOLIO+++       PORTFOLIO+++       PORTFOLIO+++     (INT'L) PORTFOLIO++++
                                                    ------------       ------------       ------------     ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares ............................          3,245,237          4,049,572          1,467,279            1,564,741
Cost ........................................       $ 67,966,771       $156,777,865       $ 24,001,106         $ 17,052,181

ASSETS:
Investments at market value .................         73,829,138        136,106,101         21,290,219           10,374,233
Dividends receivable ........................                 --                 --                 --                   --
Securities receivable .......................                 --                 --                 --                   --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company              7,890             14,433              2,238                1,103

                                                    ------------       ------------       ------------         ------------
NET ASSETS ..................................       $ 73,821,248       $136,091,668       $ 21,287,981         $ 10,373,130
                                                    ============       ============       ============         ============


-----------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                                                                     EMERGING
                                                           EQUITY INCOME        GROWTH         ASSET MANAGER      MARKETS EQUITY
                                                           PORTFOLIO+++      PORTFOLIO+++      PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                           ------------      ------------      ------------   ---------------------
INVESTMENT INCOME:
Dividends ..........................................       $  1,269,035      $    120,601      $  1,006,229        $         --
EXPENSE:
Mortality and expense risk charges .................            903,669         1,717,958           277,356             100,423
                                                           ------------      ------------      ------------        ------------

Net investment income (loss) .......................            365,366        (1,597,357)          728,873            (100,423)
                                                           ------------      ------------      ------------        ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ........................................           (129,940)       (5,654,719)         (639,034)           (125,591)
Long term capital gains distributions ..............          3,565,385        11,336,563           377,336                  --
                                                           ------------      ------------      ------------        ------------

Net realized gains (losses) from investment
     transactions ..................................          3,435,445         5,681,844          (261,698)           (125,591)
Net change in unrealized appreciation (depreciation)
     of investments ................................         (8,443,106)      (36,930,647)       (1,784,423)           (688,118)
                                                           ------------      ------------      ------------        ------------

Net realized and unrealized gains (losses) on
     investments ...................................         (5,007,661)      (31,248,803)       (2,046,121)           (813,709)
                                                           ------------      ------------      ------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................       $ (4,642,295)     $(32,846,160)     $ (1,317,248)       $   (914,132)
                                                           ============      ============      ============        ============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000


                                                                 TOTAL                       MONEY MARKET FUND+
                                                     ------------------------------      ----------------------------
                                                           2001           2000               2001            2000
                                                     --------------  --------------      -------------   ------------
OPERATIONS:
     Net investment income (loss) ................      $17,859,189  $   30,611,118      $  1,216,227    $  1,752,058
     Net realized gains (losses) from
          investment transactions ................       24,225,511     244,960,403                --              --
     Net change in unrealized appreciation
          (depreciation) of investments ..........     (165,927,120)   (377,882,344)               --              --
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets
          resulting from operations ..............     (123,842,420)   (102,733,532)        1,216,227       1,752,058
                                                     --------------  --------------      ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ...........................      634,867,072     867,503,928       188,011,259     159,249,469
     Surrender benefits ..........................     (132,633,946)   (168,942,027)      (10,187,529)    (10,604,135)
     Net transfers ...............................     (461,105,571)   (653,896,666)     (162,207,569)   (153,930,861)
     Death benefits ..............................       (6,836,187)     (5,898,948)         (186,641)       (207,267)
     Contract administration charges .............       (1,145,565)     (1,079,459)          (33,158)        (23,859)
     Deferred sales charges ......................       (1,725,732)     (2,287,477)         (136,638)       (163,185)
     Annuity benefits ............................      (14,101,985)    (13,197,407)         (837,963)       (895,072)
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets
    resulting from variable annuity activities ...       17,318,086      22,201,944        14,421,761      (6,574,910)
                                                     --------------  --------------      ------------    ------------
     Total increase (decrease) in net assets .....     (106,524,334)    (80,108,839)       15,637,988      (4,822,852)
NET ASSETS:
  Beginning of year ..............................    1,427,942,752   1,508,051,591        38,903,546      43,726,398
                                                     --------------  --------------      ------------    ------------
  END OF YEAR ....................................   $1,321,418,418  $1,427,942,752      $ 54,541,534    $ 38,903,546
                                                     ==============  ==============      ============    ============


                                                          HIGH YIELD BOND FUND+              GROWTH EQUITY FUND+
                                                     ------------------------------      ----------------------------
                                                           2001           2000               2001            2000
                                                     --------------  --------------      ------------    ------------
OPERATIONS:
     Net investment income (loss) ................   $    2,970,131  $    7,504,709      $ (1,409,242)   $ (2,618,708)
     Net realized gains (losses) from
          investment transactions ................          124,566        (545,392)       (8,502,634)     66,471,640
     Net change in unrealized appreciation
          (depreciation) of investments ..........       (1,069,164)     (8,801,723)      (31,396,566)   (124,268,042)
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets
          resulting from operations ..............        2,025,533      (1,842,406)      (41,308,442)    (60,415,110)
                                                     --------------  --------------      ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ...........................       10,975,620       9,086,367        16,701,701      44,085,200
     Surrender benefits ..........................       (4,368,566)     (4,430,710)      (16,119,568)    (23,358,580)
     Net transfers ...............................       (5,581,536)    (10,055,843)      (16,570,968)    (18,694,611)
     Death benefits ..............................         (239,315)       (157,201)         (573,733)       (779,873)
     Contract administration charges .............          (28,342)        (26,934)         (112,835)       (139,276)
     Deferred sales charges ......................          (48,079)        (55,291)         (114,216)       (191,803)
     Annuity benefits ............................         (477,677)       (393,569)       (1,012,810)     (1,190,555)
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ............          232,105      (6,033,181)      (17,802,429)       (269,498)
                                                     --------------  --------------      ------------    ------------
     Total increase (decrease) in net assets .....        2,257,638      (7,875,587)      (59,110,871)    (60,684,608)
NET ASSETS:
  Beginning of year ..............................       35,985,551      43,861,138       162,051,879     222,736,487
                                                     --------------  --------------      ------------    ------------
  END OF YEAR ....................................   $   38,243,189  $   35,985,551      $102,941,008    $162,051,879
                                                     ==============  ==============      ============    ============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000

                                                           QUALITY BOND FUND+
                                                     ------------------------------
                                                           2001           2000
                                                     --------------  --------------
OPERATIONS:
     Net investment income (loss) .................   $ 3,577,979     $ 3,251,719
     Net realized gains (losses) from
          investment transactions .................       244,517         354,122
     Net change in unrealized appreciation
          (depreciation) of investments ...........      (647,546)        (87,901)
                                                      -----------     -----------
Net increase (decrease) in net assets
          resulting from operations ...............     3,174,950       3,517,940
                                                      -----------     -----------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ............................    29,200,759       7,243,345
     Surrender benefits ...........................    (4,146,430)     (4,068,388)
     Net transfers ................................    (5,436,595)     (7,494,728)
     Death benefits ...............................      (326,161)       (266,529)
     Contract administration charges ..............       (29,227)        (23,341)
     Deferred sales charges .......................       (62,494)        (47,137)
     Annuity benefits .............................      (818,366)       (531,362)
                                                      -----------     -----------
Net increase (decrease) in net assets
    resulting from variable annuity activities ....    18,381,486      (5,188,140)
                                                      -----------     -----------

     Total increase (decrease) in net assets ......    21,556,436      (1,670,200)
Net Assets:
  Beginning of year ...............................    36,296,038      37,966,238
                                                      -----------     -----------
  End of year .....................................   $57,852,474     $36,296,038
                                                      ===========     ===========

                                                        LARGE CAP VALUE FUND*+
                                                     ------------------------------
                                                           2001           2000
                                                     --------------  --------------
OPERATIONS:
     Net investment income (loss) ................   $    2,155,906  $    1,675,939
     Net realized gains (losses) from
          investment transactions ................          611,958      44,619,838
     Net change in unrealized appreciation
          (depreciation) of investments ..........       (8,460,038)    (32,540,746)
                                                     --------------  --------------
Net increase (decrease) in net assets
          resulting from operations ..............       (5,692,174)     13,755,031
                                                     --------------  --------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ...........................       21,216,216      18,287,970
     Surrender benefits ..........................      (17,454,239)    (24,705,349)
     Net transfers ...............................      (10,155,094)    (33,061,243)
     Death benefits ..............................         (790,805)       (732,451)
     Contract administration charges .............         (115,960)       (111,616)
     Deferred sales charges ......................         (138,315)       (251,966)
     Annuity benefits ............................       (1,204,752)     (1,124,990)
                                                     --------------  --------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ............       (8,642,949)    (41,699,645)
                                                     --------------  --------------
     Total increase (decrease) in net assets .....      (14,335,123)    (27,944,614)
NET ASSETS:
  Beginning of year ..............................      153,276,293     181,220,907
                                                     --------------  --------------
  END OF YEAR ....................................   $  138,941,170  $  153,276,293
                                                     ==============  ==============

*         Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**        Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
(PLUS)    Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio
            and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+         INVESTMENT IN PENN SERIES FUNDS, INC.
++        INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++       INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++      INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000


                                                        FLEXIBLY MANAGED FUND+                 INTERNATIONAL EQUITY FUND+
                                                     ----------------------------            ------------------------------
                                                         2001            2000                      2001           2000
                                                     -------------   ------------            --------------  --------------
OPERATIONS:
     Net investment income (loss).................   $  8,421,261    $ 15,538,057             $     432,882    $   (446,533)
     Net realized gains (losses) from
          investment transactions.................     14,531,905      32,439,338                (3,375,150)     24,414,889
     Net change in unrealized appreciation
          (depreciation) of investments...........      2,170,799         393,655               (24,778,661)    (46,989,305)
                                                     ------------    ------------             -------------   -------------
Net increase (decrease) in net assets
          resulting from operations...............     25,123,965      48,371,050               (27,720,929)    (23,020,949)
                                                     ------------    ------------             -------------   -------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................     74,516,851      30,949,060                37,463,376      82,810,688
     Surrender benefits...........................    (29,156,899)    (35,469,069)               (6,885,517)    (11,374,356)
     Net transfers ...............................    (29,648,550)    (54,946,631)              (37,525,220)    (62,019,738)
     Death benefits...............................     (1,799,764)     (1,536,467)                 (429,832)       (293,528)
     Contract administration charges..............       (238,341)       (214,884)                  (64,806)        (73,100)
     Deferred sales charges.......................       (320,951)       (459,201)                  (86,146)       (152,333)
     Annuity benefits.............................     (3,576,687)     (3,422,275)                 (601,435)       (661,571)
                                                     ------------    ------------             -------------   -------------
Net increase (decrease) in net assets
    resulting from variable annuity activities....      9,775,659     (65,099,467)               (8,129,580)      8,236,062
                                                     ------------    ------------             -------------   -------------
     Total increase (decrease) in net assets......     34,899,624     (16,728,417)              (35,850,509)    (14,784,887)
NET ASSETS:
  Beginning of year...............................    278,612,439     295,340,856                98,043,301     112,828,188
                                                     ------------    ------------             -------------   -------------
  END OF YEAR.....................................   $313,512,063    $278,612,439             $  62,192,792   $  98,043,301
                                                     ============    ============             =============   =============


                                                          LIMITED MATURITY                              INDEX 500
                                                           BOND FUND(PLUS)+                            FUND(PLUS)+
                                                     ----------------------------             ----------------------------
                                                         2001            2000                     2001           2000
OPERATIONS:                                          -------------   ------------             ------------   -------------
     Net investment income (loss).................   $    286,428    $    570,349             $    (47,274)  $    (258,098)
     Net realized gains (losses) from
          investment transactions.................          2,615        (722,041)              (2,064,102)     16,732,335
     Net change in unrealized appreciation
          (depreciation) of investments...........         62,354         512,477              (11,061,435)    (27,547,217)
                                                     ------------    ------------             ------------   -------------
Net increase (decrease) in net assets
          resulting from operations...............        351,397          63,022              (13,172,811)    (11,072,980)
                                                     ------------    ------------             ------------   -------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................      4,108,969       7,938,377               22,652,340     150,351,535
     Surrender benefits...........................       (586,878)       (530,437)              (7,132,343)     (8,457,112)
     Net transfers ...............................       (454,780)     (8,051,546)             (13,349,393)   (121,979,515)
     Death benefits...............................        (60,207)        (25,792)                (544,222)       (453,307)
     Contract administration charges..............         (4,388)         (4,010)                 (92,501)        (80,700)
     Deferred sales charges.......................         (6,495)         (7,514)                (152,859)       (138,352)
     Annuity benefits.............................       (177,394)       (153,851)              (1,000,587)       (882,985)
                                                     ------------    ------------             ------------   -------------
Net increase (decrease) in net assets resulting
     from variable annuity activities.............      2,818,827        (834,773)                 380,435      18,359,564
                                                     ------------    ------------             ------------   -------------
     Total increase (decrease) in net assets......      3,170,224        (473,988)             (12,792,376)      7,286,584
NET ASSETS:
  Beginning of year...............................      6,028,375       6,502,363               99,801,683      92,515,099
                                                     ------------    ------------             ------------   -------------
  END OF YEAR.....................................   $  9,198,599    $  6,028,375             $ 87,009,307   $  99,801,683
                                                     ============    ============             ============   =============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000

                                                                SMALL CAP
                                                              VALUE FUND**+                EMERGING GROWTH FUND+
                                                      ----------------------------       --------------------------
                                                          2001            2000               2001          2000
                                                      -------------   ------------       ------------  ------------
OPERATIONS:
     Net investment income (loss).................     $    377,713   $    (70,455)      $   (851,330) $ (1,365,586)
     Net realized gains (losses) from
          investment transactions.................          805,361      2,386,659             36,863    25,631,388
     Net change in unrealized appreciation
          (depreciation) of investments...........        3,741,483       (275,928)       (14,790,929)  (67,301,185)
                                                       ------------    -----------       ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............        4,924,557      2,040,276        (15,605,396)  (43,035,383)
                                                       ------------    -----------       ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................       20,113,853     14,110,050         17,377,324    77,921,387
     Surrender benefits...........................       (2,666,427)    (1,833,177)        (5,587,529)   (7,407,843)
     Net transfers ...............................       (5,611,845)    (3,954,873)       (14,208,872)  (28,847,772)
     Death benefits...............................          (80,858)       (33,814)          (132,966)     (103,644)
     Contract administration charges..............          (30,190)       (17,013)           (77,520)      (72,879)
     Deferred sales charges.......................          (55,089)       (37,133)          (115,685)     (138,218)
     Annuity benefits.............................         (340,152)      (130,456)          (440,049)     (458,667)
                                                       ------------    -----------       ------------   -----------
Net increase (decrease) in net assets
    resulting from variable annuity activities....       11,329,292      8,103,584         (3,185,297)   40,892,364
                                                       ------------    -----------       ------------   -----------
     Total increase (decrease) in net assets......       16,253,849     10,143,860        (18,790,693)   (2,143,019)
NET ASSETS:
  Beginning of year...............................       28,758,270     18,614,410         91,647,794    93,790,813
                                                       ------------    -----------       ------------   -----------
  END OF YEAR.....................................     $ 45,012,119    $28,758,270       $ 72,857,101   $91,647,794
                                                       ============    ===========       ============   ===========

                                                                 MID CAP                          MID CAP
                                                            GROWTH FUND(PLUS)+               VALUE FUND(PLUS)+
                                                       --------------------------        --------------------------
                                                           2001           2000               2001          2000
                                                       -----------    -----------        ------------   -----------
OPERATIONS:
     Net investment income (loss).................     $  (325,669)   $  (306,934)       $  1,364,763   $   (36,738)
     Net realized gains (losses) from
          investment transactions.................      (1,242,384)     8,101,982             318,209       519,914
     Net change in unrealized appreciation
          (depreciation) of investments...........      (7,382,959)   (11,723,652)         (3,053,110)    4,602,309
                                                       -----------    -----------        ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............      (8,951,012)    (3,928,604)         (1,370,138)    5,085,485
                                                       -----------    -----------        ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................      11,114,975     42,070,254          11,384,704    32,265,860
     Surrender benefits...........................      (2,279,329)    (3,806,920)         (2,253,444)   (1,790,388)
     Net transfers ...............................      (4,810,902)   (23,231,412)         (2,842,672)  (30,683,397)
     Death benefits...............................         (55,028)       (94,789)           (129,072)      (71,380)
     Contract administration charges..............         (22,214)       (21,431)            (25,662)      (19,462)
     Deferred sales charges.......................         (29,147)       (62,679)            (46,557)      (35,925)
     Annuity benefits.............................        (174,875)      (135,611)           (202,174)      (99,534)
                                                       -----------    -----------        ------------   -----------
Net increase (decrease) in net assets resulting
     from variable annuity activities.............       3,743,480     14,717,412           5,885,123      (434,226)
                                                       -----------    -----------        ------------   -----------
     Total increase (decrease) in net assets......      (5,207,532)    10,788,808           4,514,985     4,651,299
NET ASSETS:
  Beginning of year...............................      29,043,396     18,254,588          30,865,967    26,214,668
                                                       -----------    -----------        ------------   -----------
  END OF YEAR.....................................     $23,835,864    $29,043,396        $ 35,380,952   $30,865,967
                                                       ===========    ===========        ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000

                                                              BALANCED                       EQUITY INCOME
                                                             PORTFOLIO++                      PORTFOLIO+++
                                                     --------------------------       --------------------------
                                                         2001          2000               2001          2000
                                                     ------------   -----------       ------------  ------------
OPERATIONS:
     Net investment income (loss).................   $    292,955   $    49,815       $    365,366  $   (426,313)
     Net realized gains (losses) from
          investment transactions.................     14,003,787     4,944,865          3,435,445     5,596,463
     Net change in unrealized appreciation
          (depreciation) of investments...........    (21,415,054)   (9,780,939)        (8,443,106)     (410,813)
                                                     ------------   -----------       ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............     (7,118,312)   (4,786,259)        (4,642,295)    4,759,337
                                                     ------------   -----------       ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................     10,027,236    30,069,105         86,330,818    16,197,693
     Surrender benefits...........................     (3,894,764)   (4,481,974)        (5,689,245)   (8,485,181)
     Net transfers ...............................     (8,337,976)   (3,231,117)       (77,449,699)  (14,809,292)
     Death benefits...............................       (184,050)     (105,200)          (450,678)     (350,636)
     Contract administration charges..............        (32,187)      (26,748)           (61,687)      (56,151)
     Deferred sales charges.......................        (51,038)      (57,681)           (95,191)     (165,252)
     Annuity benefits.............................       (618,958)     (649,138)          (767,240)     (671,822)
                                                     ------------   -----------       ------------   -----------
Net increase (decrease) in net assets
    resulting from variable annuity activities....     (3,091,737)   21,517,247          1,817,078    (8,340,641)
                                                     ------------   -----------       ------------   -----------
     Total increase (decrease) in net assets......    (10,210,049)   16,730,988         (2,825,217)   (3,581,304)
NET ASSETS:
  Beginning of year...............................     48,536,268    31,805,280         76,646,465    80,227,769
                                                     ------------   -----------       ------------   -----------
  END OF YEAR.....................................   $ 38,326,219   $48,536,268       $ 73,821,248   $76,646,465
                                                     ============   ===========       ============   ===========

                                                             ASSET MANAGER                  EMERGING MARKETS
                                                             PORTFOLIO+++               (INT'L) PORTFOLIO++++
                                                     --------------------------       --------------------------
                                                         2001          2000               2001         2000
                                                     ------------  ------------       ------------   -----------
OPERATIONS:
     Net investment income (loss).................     $ 728,873    $ (157,480)       $   (100,423)  $  (115,004)
     Net realized gains (losses) from
          investment transactions.................      (261,698)    2,518,147            (125,591)    1,143,845
     Net change in unrealized appreciation
          (depreciation) of investments...........    (1,784,423)   (3,727,173)           (688,118)   (8,479,734)
                                                     -----------   -----------        ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............    (1,317,248)   (1,366,506)           (914,132)   (7,450,893)
                                                     -----------   -----------        ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................     4,142,545     8,503,030           3,246,948    15,308,094
     Surrender benefits...........................    (1,351,972)   (2,252,264)           (790,588)     (965,474)
     Net transfers ...............................    (4,771,008)   (4,397,433)         (2,392,664)   (4,589,664)
     Death benefits...............................      (164,716)      (36,260)            (31,125)       (6,159)
     Contract administration charges..............       (17,850)      (16,319)            (11,097)       (9,062)
     Deferred sales charges.......................       (24,974)      (35,606)            (16,190)      (20,079)
     Annuity benefits.............................      (507,496)     (485,939)            (64,815)      (50,182)
                                                     -----------   -----------        ------------   -----------
Net increase (decrease) in net assets resulting
     from variable annuity activities.............    (2,695,471)    1,279,209             (59,531)    9,667,474
                                                     -----------   -----------        ------------   -----------
     Total increase (decrease) in net assets......    (4,012,719)      (87,297)           (973,663)    2,216,581
NET ASSETS:
  Beginning of year...............................    25,300,700    25,387,997          11,346,793     9,130,212
                                                     -----------   -----------        ------------   -----------
  END OF YEAR.....................................   $21,287,981   $25,300,700        $ 10,373,130   $11,346,793
                                                     ===========   ===========        ============   ===========

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000


                                                                    GROWTH
                                                                 PORTFOLIO+++
                                                         -----------------------------
                                                             2001             2000
                                                         ------------     ------------
OPERATIONS:

     Net investment income (loss).................       $ (1,597,357)    $  6,070,321
     Net realized gains (losses) from
          investment transactions.................          5,681,844       10,352,411
     Net change in unrealized appreciation
          (depreciation) of investments...........        (36,930,647)     (41,456,427)
                                                         ------------     ------------
Net increase (decrease) in net assets
          resulting from operations...............        (32,846,160)     (25,033,695)
                                                         ------------     ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................         66,281,578      121,056,444
     Surrender benefits...........................        (12,082,679)     (14,920,670)
     Net transfers ...............................        (59,750,228)     (69,916,990)
     Death benefits...............................           (657,014)        (644,651)
     Contract administration charges..............           (147,600)        (142,674)
     Deferred sales charges.......................           (225,668)        (268,122)
     Annuity benefits.............................         (1,278,555)      (1,259,828)
                                                         ------------     ------------
Net increase (decrease) in net assets
    resulting from variable annuity activities....         (7,860,166)      33,903,509
                                                         ------------     ------------
     Total increase (decrease) in net assets......        (40,706,326)       8,869,814
NET ASSETS:
  Beginning of year...............................        176,797,994      167,928,180
                                                         ------------     ------------
  END OF YEAR.....................................       $136,091,668     $176,797,994
                                                         ============     ============

*         Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**        Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
(PLUS)    Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio
            and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+         INVESTMENT IN PENN SERIES FUNDS, INC.
++        INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++       INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++      INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - December 31, 2001

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

     GENERAL - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the
Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from
Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2001 and the reported amounts from operations and contract transactions during 2001 and 2000. Actual results could differ from those estimates.

     INVESTMENTS - Assets of Account III are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc.
(Penn Series, an affiliated entity of Penn Mutual): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value,
Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid
Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance
Products (Fidelity): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. (Morgan Stanley):
Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     Asset Transfer - On May 1, 2000, as a result of the re-organization of investment options available under the annuity contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

Sub-Account                         Previous Investment of old Fund                     New Investment of new Fund
-----------                         -------------------------------                     --------------------------
Limited Maturity Bond Fund                 $  5,419,492                                         $  5,419,492
Index 500 Fund                              101,135,604                                          101,135,604
Mid Cap Growth Fund                          21,624,331                                           21,624,331
Mid Cap Value Fund                           24,310,955                                           24,310,955

The disposition resulted in realized gains (losses) of $(814,891), $15,498,214, $7,570,605 and $(4,792,614) in the Limited Maturity
Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

     FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC,
Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of
Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended
December 31, 2001:
                                                                                         PURCHASES           SALES
                                                                                         ---------           -----
Money Market Fund.........................................................             $173,156,601      $153,228,534
Quality Bond Fund.........................................................               30,337,651         8,143,353
High Yield Bond Fund......................................................               12,629,774         9,313,855
Growth Equity Fund........................................................               11,611,072        39,364,372
Large Cap Value Fund......................................................               17,739,264        23,661,338
Flexibly Managed Fund.....................................................               74,849,799        42,216,615
International Equity Fund.................................................               30,560,037        41,665,367
Small Cap Value Fund......................................................               17,274,298         4,767,979
Emerging Growth Fund......................................................               14,482,881        18,500,623
Limited Maturity Bond Fund................................................                4,446,217         1,333,388
Index 500 Fund............................................................               17,191,185        18,933,340
Mid Cap Growth Fund.......................................................                8,980,523         6,767,643
Mid Cap Value Fund........................................................               11,448,070         3,921,463
Balanced Portfolio........................................................               23,098,760        11,901,558
Equity Income Portfolio...................................................               83,837,904        78,241,777
Growth Portfolio..........................................................               61,998,238         6,714,462
Asset Manager Portfolio...................................................                4,478,906         5,271,203
Emerging Markets Equity (Int'l) Portfolio.................................                2,844,842         3,177,406



NOTE 3. CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the of average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

     If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.


NOTE 4. UNIT VALUES

     As of December 31, 2001, the accumulation units and accumulation unit values are as follows:

VARIABLE ANNUITY CONTRACTS:         ACCUMULATION    ACCUMULATION                                       ACCUMULATION   ACCUMULATION
                                        UNITS        UNIT VALUE                                            UNITS       UNIT VALUE
                                    ------------    -------------                                      ------------   ------------
MONEY MARKET FUND                                                    LIMITED MATURITY BOND FUND
     Commander                             648,187          $11.16        Commander                           89,072         $11.18
     Diversifier II                      1,263,582          $22.53        Diversifier II                     419,086         $13.82
     Pennant Select                      1,696,300          $11.08        Pennant Select                     215,295         $11.20

QUALITY BOND FUND                                                    INDEX 500 FUND
     Commander                             892,054          $11.71        Commander                          769,958          $9.25
     Diversifier II                      1,341,947          $25.90        Diversifier II                   4,065,632         $14.29
     Pennant Select                      1,079,034          $11.73        Pennant Select                   2,351,350          $9.26

HIGH YIELD BOND FUND                                                 MID CAP GROWTH FUND
     Commander                             234,808          $10.27        Commander                          456,042          $6.14
     Diversifier II                        877,109          $35.82        Diversifier II                   1,201,212         $13.19
     Pennant Select                        428,819          $10.29        Pennant Select                     843,729          $6.15

GROWTH EQUITY FUND                                                   MID CAP VALUE FUND
     Commander                             682,221           $7.11        Commander                          359,610         $12.14
     Diversifier II - Qualified          1,366,135          $48.11        Diversifier II                   1,630,710         $15.56
     Diversifier II - Non-Qualified        438,677          $47.72        Pennant Select                     464,778         $12.16
     Pennant Select                      1,604,166           $7.12

LARGE CAP VALUE FUND                                                 BALANCED PORTFOLIO
     Commander                             348,986          $10.50        Commander                          299,267         $10.68
     Diversifier II                      2,846,994          $43.24        Diversifier II                   1,464,704         $18.33
     Pennant Select                      1,157,857          $10.51        Pennant Select                     774,831         $10.69

FLEXIBLY MANAGED FUND                                                EQUITY INCOME PORTFOLIO
     Commander                             772,946          $13.82        Commander                          382,312         $10.55
     Diversifier II                      3,305,527          $82.03        Diversifier II                   2,895,019         $19.80
     Pennant Select                      2,288,053          $13.84        Pennant Select                   1,179,488         $10.56

INTERNATIONAL EQUITY FUND                                            GROWTH PORTFOLIO
     Commander                             191,787           $8.00        Commander                          574,206          $9.66
     Diversifier II                      3,049,380          $17.49        Diversifier II                   4,683,819         $22.82
     Pennant Select                        913,631           $8.01        Pennant Select                   2,443,600          $9.68

SMALL CAP VALUE FUND                                                 ASSET MANAGER PORTFOLIO
     Commander                             258,126          $12.58        Commander                           78,299          $9.83
     Diversifier II                      1,784,282          $18.17        Diversifier II                     970,400         $16.85
     Pennant Select                        741,383          $12.60        Pennant Select                     423,357          $9.85

EMERGING GROWTH FUND                                                 EMERGING MARKETS (INT'L) PORTFOLIO
     Commander                             213,125          $16.58        Commander                           67,195         $10.45
     Diversifier II                      1,722,296          $30.55        Diversifier II                     910,435          $7.20
     Pennant Select                      1,006,048          $16.61        Pennant Select                     284,460         $10.47

                                                                B-22

     As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE ANNUITY CONTRACTS:         ACCUMULATION    ACCUMULATION                                       ACCUMULATION   ACCUMULATION
                                        UNITS        UNIT VALUE                                            UNITS       UNIT VALUE
                                    ------------    -------------                                      ------------   ------------
MONEY MARKET FUND                                                    LIMITED MATURITY BOND FUND
     Commander                             172,667          $10.88        Commander                           13,396         $10.63
     Diversifier II                      1,066,633          $21.94        Diversifier II                     369,397         $13.12
     Pennant Select                      1,261,586          $10.80        Pennant Select                      97,580         $10.65

QUALITY BOND FUND                                                    INDEX 500 FUND
     Commander                              63,890          $10.90        Commander                          136,019         $10.66
     Diversifier II                      1,254,944          $24.08        Diversifier II                   4,646,239         $16.44
     Pennant Select                        493,202          $10.91        Pennant Select                   2,058,202         $10.67

HIGH YIELD BOND FUND                                                 MID CAP GROWTH FUND
     Commander                              36,361           $9.74        Commander                           81,282          $8.67
     Diversifier II                        961,997          $33.92        Diversifier II                   1,310,821         $18.58
     Pennant Select                        307,326           $9.75        Pennant Select                     459,304          $8.67

GROWTH EQUITY FUND                                                   MID CAP VALUE FUND
     Commander                             122,879           $9.66        Commander                           19,960         $12.71
     Diversifier II - Qualified          1,638,918          $65.25        Diversifier II                   1,636,891         $16.27
     Diversifier II - Non-Qualified        632,835          $64.72        Pennant Select                     313,293         $12.72
     Pennant Select                      1,340,612           $9.67

LARGE CAP VALUE FUND                                                 BALANCED PORTFOLIO
     Commander                              37,505          $10.91        Commander                           60,723         $12.50
     Diversifier II                      3,228,429          $44.86        Diversifier II                   1,865,066         $21.42
     Pennant Select                        735,916          $10.92        Pennant Select                     625,675         $12.51

FLEXIBLY MANAGED FUND                                                EQUITY INCOME PORTFOLIO
     Commander                              62,964          $12.71        Commander                           61,224         $11.26
     Diversifier II                      3,500,263          $75.31        Diversifier II                   3,117,394         $21.10
     Pennant Select                      1,115,704          $12.72        Pennant Select                     904,527         $11.27

INTERNATIONAL EQUITY FUND                                            GROWTH PORTFOLIO
     Commander                              77,062          $11.29        Commander                          138,303         $11.90
     Diversifier II                      3,568,406          $24.64        Diversifier II                   5,391,217         $28.06
     Pennant Select                        817,962          $11.30        Pennant Select                   2,005,846         $11.91

SMALL CAP VALUE FUND                                                 ASSET MANAGER PORTFOLIO
     Commander                              28,569          $10.93        Commander                           24,490         $10.40
     Diversifier II                      1,511,552          $15.76        Diversifier II                   1,222,300         $17.79
     Pennant Select                        422,650          $10.94        Pennant Select                     317,542         $10.41

EMERGING GROWTH FUND                                                 EMERGING MARKETS (INT'L) PORTFOLIO
     Commander                              72,912          $19.98        Commander                           14,415         $11.34
     Diversifier II                      1,977,899          $36.76        Diversifier II                   1,014,659          $7.80
     Pennant Select                        874,531          $20.00        Pennant Select                     287,968         $11.35

                                                                B-23


Note 5. Financial Highlights

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within
Account III as contract owners may not have selected all available and applicable contract options.

                                                   AT DECEMBER 31, 2001                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                          ---------------------------------------- ------------------------------------------------
                                                                                   INVESTMENT
                                           NITS                      NET ASSETS      INCOME     EXPENSE RATIO
                                          U(000S)   UNIT FAIR VALUE    (000S)      RATIO (%)*       (%)**      TOTAL RETURN (%)***
                                          ---------------------------------------- ------------------------------------------------
Money Market Fund                           3,608   11.08 to 22.53   54,542           3.75%     1.25 to 1.40       2.54 to 2.70

Quality Bond Fund                           3,313   11.71 to 25.90   57,852           5.51%     1.25 to 1.40       7.10 to 7.56

High Yield Bond Fund                        1,541   10.27 to 35.82   38,243           9.17%     1.25 to 1.40       5.44 to 5.60

Growth Equity Fund                          4,091    7.11 to 48.11  102,941           0.02%     1.25 to 1.40    (26.38) to (26.27)

Large Cap Value Fund                        4,354   10.50 to 43.24  138,941           1.24%     1.25 to 1.40     (3.76) to (3.61)

Flexibly Managed Fund                       6,367   13.82 to 82.03  313,512           2.80%     1.25 to 1.40       8.75 to 8.92

International Equity Fund                   4,155    8.00 to 17.49   62,193           1.76%     1.25 to 1.40    (29.12) to (29.02)

Small Cap Value Fund                        2,784   12.58 to 18.17   45,012           0.10%     1.25 to 1.40    (15.30) to (15.12)

Emerging Growth Fund                        2,941   16.58 to 30.55   72,857           0.00%     1.25 to 1.40    (17.01) to (16.88)

Limited Maturity Bond                         723   11.18 to 13.82    9,199           4.43%     1.25 to 1.40     (5.31) to (5.15)

Index 500 Fund                              7,187    9.25 to 14.29   87,009           1.12%     1.25 to 1.40    (13.21) to (12.97)

Mid Cap Growth Fund                         2,501    6.14 to 13.19   23,836           0.00%     1.25 to 1.40    (29.11) to (29.01)

Mid Cap Value Fund                          2,455   12.14 to 15.56   35,381           0.72%     1.25 to 1.40     (4.51) to (4.37)

Balanced Portfolio                          2,539   10.68 to 18.33   38,326           1.93%     1.25 to 1.40    (14.56) to (14.44)

Equity Income Portfolio                     4,457   10.55 to 19.80   73,821           1.68%     1.25 to 1.40     (6.28) to (6.14)

Growth Portfolio                            7,702    9.66 to 22.82  136,092           0.08%     1.25 to 1.40    (18.79) to (18.67)

Asset Manager Portfolio                     1,472    9.83 to 16.85   21,288           4.45%     1.25 to 1.40     (5.42) to (5.28)

Emerging Markets Equity (Int'l) Portfolio   1,262    7.20 to 10.47   10,373           0.00%     1.25 to 1.40     (7.79) to (7.65)

*    These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within
     Account III, net of management fees and expenses assessed by the fund manager, divided by the average assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

**   These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
     Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

***  These ratios represent the total return for the period indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated through the end of the reporting period.

                                                                B-24

                          INDEPENDENT AUDITOR'S REPORT



The Penn Mutual Life Insurance Company and Contract
   Owners of Penn Mutual Variable Annuity Account III


We have audited the statement of assets and liabilities of the Penn Mutual Variable Annuity Account III comprising the Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio and Emerging Markets Equity (Int'l) Portfolio (collectively, the "Subaccounts") as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account
III. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Penn Mutual Variable Annuity Account III as of December 31, 2001, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
April 5, 2002

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

AS OF DECEMBER 31,                                       2001           2000
--------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS

Debt securities, at fair value                        $ 4,674,275    $ 4,760,084
Equity securities, at fair value                           38,423          4,132
Mortgage loans on real estate                               6,211         17,528
Real estate, net of accumulated depreciation               17,753         18,641
Policy loans                                              670,471        652,564
Short-term investments                                     28,474          5,146
Other invested assets                                     164,898        192,209
                                                      -----------    -----------
         Total investments                              5,600,505      5,650,304

Cash and cash equivalents                                  49,358         21,384
Investment income due and accrued                          94,700         93,761
Deferred acquisition costs                                537,912        535,237
Amounts recoverable from reinsurers                       272,887        244,003
Broker/dealer receivables                               1,610,159      1,321,752
Other assets                                              136,446        133,303
Separate account assets                                 2,530,600      2,708,272
                                                      -----------    -----------

        TOTAL ASSETS                                  $10,832,567    $10,708,016
                                                      ===========    ===========

LIABILITIES

Reserves for future policy benefits                   $ 2,699,938    $ 2,715,110
Other policyholder funds                                2,445,907      2,584,826
Policyholders' dividends payable                           28,072         28,422
Broker/dealer payables                                  1,197,614        913,483
Accrued income tax payable                                 96,794         78,790
Other liabilities                                         486,842        458,137
Separate account liabilities                            2,530,600      2,708,272
                                                      -----------    -----------

        TOTAL LIABILITIES                               9,485,767      9,487,040
                                                      -----------    -----------

EQUITY

Retained earnings                                       1,259,068      1,162,394
Accumulated other comprehensive income -
     unrealized gains on investments                       87,732         58,582
                                                      -----------    -----------

        TOTAL EQUITY                                    1,346,800      1,220,976
                                                      -----------    -----------

            TOTAL LIABILITIES AND EQUITY              $10,832,567    $10,708,016
                                                      ===========    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         CONSOLIDATED INCOME STATEMENTS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                            2001           2000           1999
-------------------------------------------------------------------------------------------------
REVENUES

Premium and annuity considerations                      $   117,021    $   129,158    $   130,516
Policy fee income                                           149,186        146,200        131,709
Net investment income                                       422,918        449,021        431,222
Net realized capital  (losses)/gains                         (7,622)        (8,256)           803
Broker/dealer fees and commissions                          361,657        478,321        395,483
Other income                                                 22,571         26,825         24,895
                                                        -----------    -----------    -----------

TOTAL REVENUE                                             1,065,731      1,221,269      1,114,628
                                                        -----------    -----------    -----------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries            409,209        409,207        429,791
Policyholder dividends                                       57,155         56,846         56,603
Decrease in reserves for future policy benefits             (47,191)       (42,184)       (54,080)
General expenses                                            245,362        270,328        238,603
Broker/dealer sales expense                                 202,370        258,340        216,712
Amortization of deferred acquisition costs                   56,105         72,495         52,668
                                                        -----------    -----------    -----------

TOTAL BENEFITS AND EXPENSES                                 923,010      1,025,032        940,297
                                                        -----------    -----------    -----------

INCOME FROM CONTINUING OPERATIONS BEFORE
INCOME TAXES                                                142,721        196,237        174,331
                                                        -----------    -----------    -----------

Income taxes:
   Current                                                   44,567         49,503         45,928
   Deferred                                                   2,544          8,238         20,396
                                                        -----------    -----------    -----------

INCOME TAX EXPENSE                                           47,111         57,741         66,324
                                                        -----------    -----------    -----------

INCOME FROM CONTINUING OPERATIONS                            95,610       138,496         108,007
                                                        -----------    -----------    -----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
    (net of income taxes of $567, $104, and $(2,137))         1,064            194         (3,968)

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                   --             --        (24,480)
                                                        -----------    -----------    -----------

          NET INCOME                                    $    96,674    $   138,690    $    79,559
                                                        ===========    ===========    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
--------------------------------------------------------------------------------

                                                  ACCUMULATED
                                                     OTHER
                                                 COMPREHENSIVE    RETAINED       TOTAL
                                                 INCOME/(LOSS)    EARNINGS      EQUITY
-----------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1999                       $   197,139    $   944,145   $ 1,141,284

Net income for 1999                                       --         79,559        79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustments             (230,537)            --      (230,537)
                                                                              -----------
Comprehensive Loss                                                               (150,978)
                                                 -----------    -----------   -----------
BALANCE AT DECEMBER 31, 1999                         (33,398)     1,023,704       990,306


Net income for 2000                                       --        138,690       138,690
Other comprehensive income, net of tax
        Unrealized appreciation of securities,
        net of reclassification adjustments           91,980             --        91,980
                                                                              -----------
Comprehensive Income                                                              230,670
                                                 -----------    -----------   -----------
BALANCE AT DECEMBER 31, 2000                          58,582      1,162,394     1,220,976


Net income for 2001                                                  96,674        96,674
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
   net of reclassification adjustments                29,150             --        29,150
                                                                              -----------
Comprehensive Income                                                              125,824
                                                 -----------    -----------   -----------
BALANCE AT DECEMBER 31, 2001                     $    87,732    $ 1,259,068   $ 1,346,800
                                                 ===========    ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2001           2000           1999
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                     CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                $    96,674    $   138,690    $    79,559
Adjustments to reconcile net income to net cash provided by operations:

  Capitalization of acquisition costs                                         (81,488)       (92,100)       (78,644)
  Amortization of deferred acquisition costs                                   56,105         72,495         52,668
  Policy fees on universal life and investment contracts                      (84,662)       (82,557)       (80,456)
  Interest credited on universal life and investment contracts                125,601        130,473        132,213
  Depreciation and amortization                                                  (658)         4,440          6,294
  Net realized capital losses/(gains)                                           7,622          8,256           (803)
  Net realized loss on sale of discontinued operations                             --             --         37,661
  (Increase)/decrease in investment income due and accrued                       (939)        (4,507)        14,954
  (Increase) in amounts recoverable from reinsurers                           (28,884)       (23,156)       (18,419)
  (Decrease) in reserves for future policy benefits                           (15,172)       (20,499)       (25,710)
  Increase/(decrease) in accrued income tax payable                             2,350         (2,684)        13,222
  Other, net                                                                   15,952        (15,259)        (4,142)
                                                                          -----------    -----------    -----------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                 92,501        113,592        128,397
                                                                          -----------    -----------    -----------

                     CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                        1,560,313      2,310,160      1,624,576
  Equity securities                                                            36,388         39,963         12,003
  Real estate                                                                      --            366            853
  Other                                                                         1,658            376          3,884

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                          245,517        335,882        415,888
  Mortgage loans                                                               11,287          7,949         17,596
  Other                                                                        11,528          6,768          3,963

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                       (1,603,699)    (2,541,312)    (1,752,394)
  Equity securities                                                           (71,112)       (36,824)       (12,097)
  Real estate                                                                     (23)           (97)        (1,366)
  Other                                                                       (27,219)       (41,109)       (39,139)


Change in policy loans, net                                                   (17,907)       (10,144)        (4,044)
(Increase)/decrease in short-term investments, net                            (23,328)         1,788         (5,910)
Purchases of furniture and equipment, net                                     (15,529)        (9,629)       (10,900)
Sale of discontinued operations                                                    --             --       (160,332)
                                                                          -----------    -----------    -----------

    NET CASH PROVIDED BY INVESTING ACTIVITIES                                 107,874         64,137         92,581
                                                                          -----------    -----------    -----------

                                 - CONTINUED -

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                              2001          2000         1999
-----------------------------------------------------------------------------------------------
(IN THOUSANDS)
                   CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts        $ 629,427    $ 643,805    $ 605,568
Withdrawals from universal life and investment contracts     (704,560)    (747,843)    (641,296)
Transfers to separate accounts                               (101,281)     (67,992)    (146,981)
Issuance/(repayment) of debt                                    8,289     (110,750)     167,228
(Increase)/decrease in net broker dealer receivables           (4,276)      88,954     (192,484)
                                                            ---------    ---------    ---------

     NET CASH USED BY FINANCING ACTIVITIES                   (172,401)    (193,826)    (207,965)
                                                            ---------    ---------    ---------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS      27,974      (16,097)      13,013

CASH AND CASH EQUIVALENTS
     Beginning of the year                                     21,384       37,481       24,468
                                                            ---------    ---------    ---------
     END OF THE YEAR                                        $  49,358    $  21,384    $  37,481
                                                            =========    =========    =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (in thousands)
--------------------------------------------------------------------------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 141 "Business Combinations" and SFAS No. 142, "Goodwill and Intangible Assets." SFAS No. 141, among other things, changes the criteria to recognize intangible assets apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized but rather be tested at least annually for impairment. Intangible assets with finite useful lives will continue to be amortized over their useful lives. SFAS Nos. 141 and 142 are effective for the Company on January 1, 2002. The adoption of these standards is not expected to have a. material effect on the Company's financial condition or results of operations.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For loan and asset-backed securities of high credit quality, changes in expected cash flows are recognized on the retrospective adjustment method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for loan and asset-backed and structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES
The Company utilizes various financial instruments, such as interest rate swaps and financial futures to hedge against interest rate fluctuation. These derivatives are carried at fair value and are classified in other invested assets in the Consolidated Balance Sheet. The Company's derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. During 2001, the Company used Treasury Note futures and interest rate swaps as fair value hedging instruments to manage interest rate exposure related to investments in debt securities. The Company recognized a realized gain of $208 in 2001 related to the ineffectiveness of its derivative transactions.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $60,248 and $55,884 at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $9,991, $8,835, and $8,441 for the years ended December 31, 2001, 2000 and 1999 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,493 and $15,999 at December 31, 2001 and 2000, respectively. Goodwill amortization was $506, $1,229, and $1,008 for 2001, 2000 and 1999 respectively.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 93%, and as a percentage of premium income is 91%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2001.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $41,265 and $16,366 as of December 31, 2001 and 2000, respectively.

                                                                          DECEMBER 31, 2001
                                                   ---------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   --------------   ------------   -------------    --------------
U.S. Treasury securities and U.S.
     Government and agency securities               $    158,696    $   8,516        $       -        $   167,212
Foreign governments                                       19,954        2,259                -             22,213
Corporate securities                                   2,473,923      108,753           61,523          2,521,153
Mortgage and other asset-backed securities             1,866,830      101,748            4,996          1,963,582
                                                    -------------------------------------------------------------
     Total bonds                                       4,519,403      221,276           66,519          4,674,160

Redeemable preferred stocks                                  120            -                5                115
                                                    -------------------------------------------------------------
     TOTAL                                          $  4,519,523    $ 221,276        $  66,524        $ 4,674,275
                                                    =============================================================


                                                                          DECEMBER 31, 2000
                                                   --------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   --------------   ------------   -------------    -------------
U.S. Treasury securities and U.S.
     Government and agency securities               $    311,509     $  5,716        $   5,804        $   311,421
Foreign governments                                       19,902        1,854                -             21,756
Corporate securities                                   2,460,179       91,383           89,895          2,461,667
Mortgage and other asset-backed securities             1,912,491       64,967           12,439          1,965,019
                                                    -------------------------------------------------------------
     Total bonds                                       4,704,081      163,920          108,138          4,759,863

Redeemable preferred stocks                                  240            -               19                221
                                                    -------------------------------------------------------------
     TOTAL                                          $  4,704,321     $163,920        $ 108,157        $ 4,760,084
                                                    =============================================================

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2001 by contractual maturity.

                                                           AMORTIZED
   Years to maturity:                                        COST                 FAIR VALUE
                                                       -------------------     ---------------
   One or less                                          $     147,462           $     164,528
   After one through five                                     495,482                 528,972
   After five through ten                                     828,205                 842,803
   After ten                                                1,181,424               1,174,275
   Mortgage and other asset-backed securities               1,866,830               1,963,582
                                                        -------------           -------------
        Total bonds                                         4,519,403               4,674,160

   Redeemable preferred stocks                                    120                     115
                                                        -------------           -------------
        TOTAL                                           $   4,519,523           $   4,674,275
                                                        =============           =============


Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 5.9 years.

At December 31, 2001, the Company held $1,963,582 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,481,314 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $482,268. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $1,631,759 are rated AAA and include $33,097 of interest-only tranches. As of December 31, 2001 and 2000, the Company's investments included $243,325 and $331,856, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 18% and 27% of equity at December 31, 2001 and 2000, respectively.

At December 31, 2001, the largest industry concentration of the Company's portfolio was investments in the utility industry of $655,728 representing 14% of the total debt portfolio.

Proceeds during 2001, 2000 and 1999 from sales of available-for-sale securities were $1,560,313, $2,323,718, and $1,623,191, respectively. Gross gains and gross losses realized on those sales were $49,864 and $44,670, respectively, during 2001, $27,008 and $41,195, respectively, during 2000, and $18,843 and $17,702, respectively, during 1999.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, debt securities with amortized cost totaling $351,726 and $177,104, respectively, were less than investment grade. At December 31, 2001 and 2000, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2001 and 2000.

EQUITY SECURITIES
During 2001, 2000 and 1999, the proceeds from sales of equity securities amounted to $36,388, $39,963, and $12,003, respectively. The gross gains and gross losses realized on those sales were $1,430 and $840, $3,872 and $833, and $89 and $352 for 2001, 2000 and 1999, respectively.

The cost basis of equity securities is $38,038 and $2,724 as of December 31, 2001 and 2000, respectively. The equity securities have unrealized gains of $385 and $1,408 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER
Investments on deposit with regulatory authorities as required by law were $6,357 and $6,424 at December 31, 2001 and 2000, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                        2001       2000      1999
                                      --------   --------   -------

Debt securities                       $362,519   $366,177   $385,963
Equity securities                        2,642        248        311
Mortgage loans                           2,124      2,129      2,706
Real estate                              2,209      2,209      2,209
Policy loans                            45,684     42,562     39,371
Short-term investments                   2,734      2,158        830
Other invested assets                   12,641     41,554     17,446
                                      --------   --------   --------
Gross investment income                430,553    457,037    448,836
      Less: Investment expense           5,946      7,280     11,104
      Less: Discontinued operations      1,689        736      6,510
                                      --------   --------   --------
Investment income, net                $422,918   $449,021   $431,222
                                      ========   ========   ========


The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31.

                                               2001        2000        1999
                                             --------    --------    --------

Debt securities                              $  5,194    $(14,187)   $ (4,506)
Equity securities                                 590       3,039        (263)
Mortgage loans                                    (31)      1,500       2,300
Real estate                                       (28)      4,366         173
Other invested assets                         (13,630)     (4,721)      2,430
Amortization of deferred acquisition costs        283       1,747         669
                                             --------    --------    --------

Net realized (losses)/gains                    (7,622)   $ (8,256)   $    803
                                             ========    ========    ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                             2001        2000         1999
                                          ---------    ---------    ---------
Unrealized gains/(losses):
     Debt securities                      $  98,989    $ 149,651    $(477,036)
     Equity securities                       (1,023)         283          (43)
     Other                                  (32,738)      25,090        5,555
                                          ---------    ---------    ---------
                                             65,228      175,024     (471,524)
                                          ---------    ---------    ---------
Less:

     Deferred policy acquisition costs      (20,424)     (33,489)     117,050
     Deferred income taxes                  (15,654)     (49,555)     123,937
                                          ---------    ---------    ---------
Net change in unrealized gains/(losses)   $  29,150    $  91,980    $(230,537)
                                          =========    =========    =========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                        2001         2000        1999
                                                  ---------    ---------   ---------
Unrealized holding gains/(losses) arising
     during period                                $  26,113    $ 101,844   $(255,859)
Reclassification adjustment for gains included
     in net income                                   (3,037)       9,864     (25,322)
                                                  ---------    ---------   ---------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                $  29,150    $  91,980   $(230,537)
                                                  =========    =========   =========

Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense/(benefits) of $1,635, $(5,311), and $13,635, respectively, and $1,480, $(7,581), and $11,760, respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

4. FAIR VALUE INFORMATION:
The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2001 and 2000.

                                                    2001                      2000
                                          -----------------------   -----------------------
                                           CARRYING      FAIR         CARRYING      FAIR
                                             VALUE       VALUE         VALUE       VALUE
                                          ----------   ----------   ----------   ----------
FINANCIAL ASSETS:
   Debt securities, available for sale    $4,674,275   $4,674,275   $4,760,084   $4,760,084
   Equity securities
        Common stock                             517          517          133          133
        Non-redeemable preferred stocks       37,906       37,906        3,999        3,999
   Mortgage loans                              6,211        7,967       17,528       18,865
   Policy loans                              670,471      644,378      652,564      629,847
   Short-term investments                     28,474       28,474        5,146        5,146
   Other invested assets                     164,898      164,898      192,209      192,209
   Cash and cash equivalents                  49,358       49,358       21,384       21,384
   Separate account assets                 2,530,600    2,530,600    2,708,272    2,708,272

FINANCIAL LIABILITIES:
   Investment-type contracts
        Individual annuities                 740,569      754,822   $  877,047   $  897,433
        Group annuities                       39,937       41,228       73,939       73,082
        Other policyholder funds             283,577      283,577      336,306      336,306
                                          ----------   ----------   ----------   ----------
  Total policyholder funds                 1,287,292    1,306,821    1,064,083    1,079,627
  Policyholder's dividends payable            28,072       28,072       28,422       28,422
  Separate account liabilities             2,530,600    2,530,600    2,708,272    2,708,272

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset liability management process, which focuses on risks which impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $219,820 and $315,579 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                           2001       2000
                                         --------   --------
DEFERRED TAX ASSETS:
   Future policy benefits                $ 88,247   $ 88,190
   Policyholders' dividends payable         9,503      9,888
   Investment losses                       15,226      6,397
   Employee benefit liabilities            31,035     32,183
   Other                                   18,068     17,508
                                         --------   --------
          Total deferred tax asset        162,079    154,166
                                         --------   --------

DEFERRED TAX LIABILITIES:
   Deferred acquisition costs             156,242    149,994
   Unrealized investment gains             47,625     31,974
   Other                                   25,276     21,027
                                         --------   --------
          Total deferred tax liability    229,143    202,995
                                         --------   --------
   Net deferred tax liability              67,064     48,829
   Tax currently payable                   29,730     29,961
                                         --------   --------
ACCRUED INCOME TAX PAYABLE               $ 96,794   $ 78,790
                                         ========   ========


The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                       2001        2000        1999
                                     --------    --------    --------

Tax expense at 35%                   $ 50,524    $ 68,787    $ 45,697
Increase in income taxes resulting
from:
   Differential earnings amount            --          --       3,010
   Dividends received deduction        (3,143)    (13,042)     (1,712)
   Other                                  297       2,100       4,011
                                     --------    --------    --------
INCOME TAX EXPENSE                   $ 47,678    $ 57,845    $ 51,006
                                     ========    ========    ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make-up of the income tax expense/(benefit) is as follows:

                             2001       2000       1999
                           --------   --------   --------
Continuing operations      $ 47,111   $ 57,741   $ 66,324
Discontinued operations:
   Operations                   567        104     (2,137)
   Sale                          --         --    (13,181)
                           --------   --------   --------
TOTAL INCOME TAX EXPENSE   $ 47,678   $ 57,845   $ 51,006
                           ========   ========   ========

Cash paid for federal income taxes in 2001 and 2000 was $48,500 and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                           PENSION BENEFITS         OTHER BENEFITS
                                           ----------------         --------------
                                           2001        2000        2001        2000
                                         --------    --------    --------    --------
Benefit Obligation                       $(93,345)   $(82,239)   $(18,330)   $(17,854)
Fair value of plan assets                  53,236      58,647          --          --
                                         --------    --------    --------    --------
Funded Status                            $(40,109)   $(23,592)   $(18,330)   $(17,854)
                                         ========    ========    ========    ========

Accrued benefit cost recognized in the
   consolidated balance sheet            $(31,681)   $(28,945)   $(39,323)   $(41,838)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                      PENSION BENEFITS         OTHER BENEFITS
                                      ----------------         --------------
                                      2001        2000        2001        2000
                                    --------    --------    --------    -------
Discount rate                        7.25%       7.75%        7.25%      7.75%

Expected return on plan assets       8.00%       8.00%          --         --
Rate of compensation increase        4.50%       5.50%        5.50%      5.50%

At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                        PENSION BENEFITS     OTHER BENEFITS
                                        ----------------     --------------
                                         2001      2000      2001      2000
                                       -------   -------   -------    -------

Benefit cost (savings) recognized in   $ 4,621   $ 4,865   $  (947)   $  (823)
   consolidated income statement

Employer contribution                    1,807     1,781     1,569      1,543
Plan participants' contribution             --        --        --         --
Benefits paid                            3,928     3,727     1,569      1,543

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2001, 2000 and 1999, the expense recognized for these plans was $8,131, $14,223, and $11,192, respectively. The fair value of the defined contribution plans' assets at December 31, 2001 and 2000 was $277,029 and $310,051 , respectively.

At December 31, 2001 and 2000, $137,686 and $163,132, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                            ASSUMED       CEDED TO
                              GROSS       FROM OTHER      OTHER           NET
                              AMOUNT      COMPANIES     COMPANIES       AMOUNT
                           -----------   -----------   -----------   -----------
DECEMBER 31, 2001:
  Life Insurance in Force  $39,520,167   $   308,064   $11,799,979   $28,028,252

  Premiums                     145,626            --        27,710       117,916

  Benefits                     443,863            --        33,848       410,015

  Reserves                   5,145,665           180       272,671     4,873,174

DECEMBER 31, 2000:
  Life Insurance in Force  $37,108,237   $   326,027   $10,108,995   $27,325,269

  Premiums                     153,853            --        23,726       130,127

  Benefits                     442,273         7,272        39,636       409,909

  Reserves                   5,299,760           176       243,802     5,056,134

During 1999, the Company had gross premiums of $149,187, assumed premiums of $6,399 and ceded premiums of $16,803 and gross benefits of $455,518, assumed benefits of $15,629 and ceded benefits of $32,705. Reinsurance receivables with a carrying value of $253,919 and $223,386 were associated with a single reinsurer at December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

For the years ended December 31, 2001, 2000 and 1999, the above numbers include premiums from discontinued operations of $895, $969 and $8,267, respectively, and benefits from discontinued operations of $806, $702, and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2001 and 2000, the Company had a reinsurance recoverable from the Reinsurers of $178,068 and $155,428, respectively, which was secured by investment grade securities with a market value of $174,226 and $159,915, respectively, held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2001 and 2000 include $9,301 and $8,180, respectively, related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2001, 2000 and 1999 were $6,647, $1,809, and $16,855, respectively.

8. DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 was collateralized by customer-owned securities valued at approximately $186,810. These borrowings are reported in other liabilities on the Consolidated Balance Sheets. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2001, the weighted average interest rate on these borrowings was 3.61%.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2001, the Company had outstanding commitments totaling $80,435 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual
- version effective January 1, 2001 (referred to as Codification). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949.

The combined insurance companies' statutory capital and surplus at December 31, 2001 and 2000 was $762,405 and $680,308, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2001, 2000 and 1999, was $56,776, $122,792, and $76,680, respectively.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



                                          /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
January 25, 2002

                                     PART C


                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) Financial Statements included in Part B:

             Financial Statements of Penn Mutual Variable Annuity Account III:

             Statement of Assets and Liabilities - December 31, 2001
             Statement of Operations - December 31, 2001
             Statements of Changes in Net Assets - For the years ended December
               31, 2001 and 2000
             Notes to Financial Statements
             Report of Independent Auditors

             Financial Statements of The Penn Mutual Life Insurance Company:

             Consolidated Balance Sheets for the years ended December 31, 2001 and 2000
             Consolidated Income Statements for the years ended December 31,
               2001, 2000, and 1999
             Consolidated Statements of Changes in Equity for the years ended
               December 31, 2001, 2000, and 1999
             Consolidated Statements of Cash Flows for the years ended December
               31, 2001, 2000 and 1999
             Notes to Financial Statements
             Report of Independent Auditors

         (b) Exhibits

             1. (a) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

         2.  Not applicable.

         3.     (a)     Sales Support Agreement between The Penn Mutual Life
                        Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective
                        Amendment No. 1 to the Registration Statement of Penn
                        Mutual Variable Annuity Account III (Pennant Select) on
                        Form N-4 (File No. 333-62811), as filed with the
                        Securities and Exchange Commission via EDGAR (Accession
                        No. 0001036050-98-002055) on November 30, 1998.

                (a)(1) Schedule I dated November 1, 2000 to Sales Support Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

                (b)     Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner,
                        Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn
                        Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                        November 30, 1998.

                (c)     Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account
                        III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange
                        Commission via EDGAR (Accession No. 0001036050-98-001304) on September 3, 1998.

                (d)     Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration
                        Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No.
                        33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                        0001036050-98-002055) on November 30, 1998.

                (e)     Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No.
                        1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form
                        N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR
                        (Accession No. 0000950116-99-000834) on April 27, 1999.

                (f)     Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account
                        III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR
                        (Accession No. 0001036050-98-001504) on September 3, 1998.

         4.     (a)     Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form
                        GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post Effective Amendment No. 25 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                (b)     Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to
                        Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on
                        Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                        (Accession No. 0000950116-99-000851) on April 28, 1999.

                (c)     Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                (d)     Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790).
                        Incorporated herein by reference to Exhibit 4(d) to Post Effective Amendment No. 25 to the
                        Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                (e)     Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                (f)     Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                (g)     Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                (h)     Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h)
                        to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File
                        No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                        0000950116-99-000851) on April 28, 1999.

                (i)     Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                (j)     Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating.
                        Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the
                        Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                (k)     Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                (l)     Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating.
                        Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the
                        Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                (m)     Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                (n)     Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant's Registration
                        Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                (o)     Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Filed herewith.

         5.     (a)     Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract.
                        Incorporated herein by reference to Exhibit 5(a) to the Registrant's Registration Statement on
                        Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                        (Accession No. 0000950116-99-000851) on April 28, 1999

                (b)     Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated
                        herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration
                        Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No.
                        333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                        0000950116-99-000851) on April 28, 1999.

         6.     (a)     Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant
                        Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                (b)     By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit
                        6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File
                        No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                        0000950116-01-501231) on December 6, 2001.

         7.             None.

         8.     (a)(1)  Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman
                        Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the
                        Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4
                        (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession
                        No. 0001036050-98-001504) on September 3, 1998.

                (a)(2)  Form of Assignment and Modification Agreement between Neuberger & Berman Management
                        Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn
                        Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the
                        Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4
                        (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession
                        No. 0001036050-98-001504) on September 3, 1998.

                (a)(3)  Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and
                        Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit
                        8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable
                        Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and
                        Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

                (b)     Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds,
                        Inc. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn
                        Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 000095016-02-000811) on April
                        23, 2002.

                (c)     Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable
                        Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III
                        (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange
                        Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                (d)     Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable
                        Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account
                        III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange
                        Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                (e)     Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal
                        Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan
                        Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA
                        Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the
                        Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30,
                        1998.

         9.             Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn
                        Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on
                        Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                        (Accession No. 0000950116-01-500028) on April 24, 2001.

         10.            Consent of Ernst & Young LLP, Independent Auditors. Filed herewith.

         11.            None.

         12.            None.

         13.            Schedule for Computation of Performance Quotations. Filed herewith

         14.            Powers of Attorney of Board of Trustees. Incorporated herein by reference to Exhibit 14 to the
                        Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4
                        (File No. 333-69386) as filed with the Securities and Exchange Commission via EDGAR (Accession
                        No. 0000950116-01-500817) on September 14, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                                 POSITION AND OFFICES WITH DEPOSITOR
     Robert E. Chappell                   Chairman of the Board and Chief Executive Officer and Member of the Board of
                                          Trustees

     Daniel J. Toran                      President and Chief Operating Officer and Member of the Board of Trustees

     Nancy S. Brodie                      Executive Vice President and Chief Financial Officer

     John M. Albanese                     Executive Vice President, Systems and Service

     Larry L. Mast                        Executive Vice President, Sales and Marketing

     Peter M. Sherman                     Executive Vice President and Chief Investment Officer

     Bill D. Fife                         Senior Vice President, Independence Financial Network

     Ralph L. Crews                       Senior Vice President, Career Agency System

     Ann M. Strootman                     Vice President and Controller

     Frederick M. Rackovan                Vice President, New Business

     Laura Ritzko                         Secretary

     Richard F. Plush                     Vice President and Actuary

     Frank J. Howell                      Vice President, Broker Dealer Network

     Steven M. Herzberg                   Assistant Vice President and Treasurer

         The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                       PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     The Penn Insurance and Annuity Company  Life Insurance and Annuities              Delaware
     Independence Capital Management, Inc.   Investment Adviser                        Pennsylvania
     Penn Janney Fund, Inc.                  Investments                               Pennsylvania
     INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company                           Pennsylvania
     The Pennsylvania Trust Company          Trust Company                             Pennsylvania

                                       INDEPENDENCE SQUARE PROPERTIES, INC.
                                             WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------

     INDEPRO CORPORATION                     Real Estate Investment                    Delaware
     WPI Investment Company                  Real Estate Investment                    Delaware
     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and Investment   Pennsylvania
                                             Adviser
     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment   Delaware
                                             Adviser

                                                INDEPRO CORPORATION
                                             WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------

     Indepro Property Fund I Corporation     Real Estate Investment                    Delaware
     Indepro Property Fund II Corporation    Real Estate Investment                    Delaware
     Commons One Corporation                 Real Estate Investment                    Delaware
     West Hazleton, Inc.                     Real Estate Investment                    Delaware

                                            JANNEY MONTGOMERY SCOTT LLC
                                             WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------

     JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania
     JMS Investor Services, Inc.             Insurance Sales                           Delaware

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 2002, there were:

         24,586 - owners of qualified individual variable annuity contracts;

         5,040 - owners of qualified group variable annuity contracts;

         877 - owners of certificates issued under qualified group variable annuity contracts; and

         7,257 - owners of nonqualified individual variable annuity contracts.

ITEM 28. INDEMNIFICATION

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

         Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         Hornor Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant.

         Hornor, Townsend & Kent, Inc. - Directors and Officers

         Daniel J. Toran, Chairman of the Board
         Steven O. Miller, Director, President and Chief Executive Officer John J. Gray, Director
         Larry L. Mast, Director
         Nina M. Mulrooney, Director and Assistant Vice President, Compliance Henry R. Buck, Assistant Vice President and Treasurer
         Patricia L. Carbee, Assistant Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations
         Elizabeth A. Knoll, Assistant Treasurer
         Franklin L. Best, Jr., Counsel
         Laura M. Ritzko, Secretary
         Eileen M. Tkacik, Auditor

         The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania.
         The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, nc., 600 Dresher Road, Horsham, Pennsylvania.

         COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR

                        Net Underwriting
  Name of Principal      Discounts and     Compensation on     Brokerage          Other
     Underwriter          Commissions         Redemption      Commissions      Compensation
--------------------------------------------------------------------------------------------
Hornor, Townsend &          $31,430               $0               $0               $0
Kent, Inc.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

         The Penn Mutual Life Insurance Company 600 Dresher Road Horsham, Pennsylvania 19044

ITEM 31. MANAGEMENT SERVICES

         See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

         The Penn Mutual Life Insurance Company hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

         Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

         The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract and the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 29 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 24th day of April, 2002.


                                PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                    (Registrant)


                                By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                    (Depositor)


                                By: /s/Robert E. Chappell
                                    ------------------------------------
                                      Robert E. Chappell
                                      Chairman of the Board of Trustees
                                      and Chief Executive Officer

         As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 24th day of Arpil, 2002.

Signature                                   Title
---------                                   -----

/s/Robert E. Chappell                   Chairman of the Board of Trustees
-------------------------               and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                      Executive Vice President and
-------------------------               Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                      Trustee

* EDWARD G. BOEHNE                      Trustee

* JOAN P. CARTER                        Trustee

* PHILIP E. LIPPINCOTT                  Trustee

*JOHN F. MCCAUGHAN                      Trustee

*ALAN B. MILLER                         Trustee

*EDMOND F. NOTEBAERT                    Trustee

*ROBERT H. ROCK                         Trustee

*DANIEL J. TORAN                        Trustee

*WESLEY S. WILLIAMS, JR.                Trustee

*By: /s/Robert E. Chappell
     ---------------------------------------
       Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


EX.99 B10   Consent of Ernst & Young LLP, Independent Auditors.

EX.99.B13   Schedule for Computation of Performance Quotations.